UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes:(a)
0.20%, 2/02/10	$10,000	$9,999,944
0.08%, 3/15/10	15,000	14,998,600
0.06%, 3/18/10	14,136	14,134,940
0.50%, 8/09/10	6,400	6,383,200
Federal Farm Credit Bank Variable Rate Notes:(b)
0.48%, 3/05/10	15,000	15,000,000
0.23%, 7/06/10	45,000	45,000,000
0.57%, 4/27/11	5,000	5,000,000
0.16%, 12/16/11	10,000	9,998,129
Federal Home Loan Bank Bonds,
0.55%, 8/05/10	5,000	4,999,044
Federal Home Loan Bank Discount Notes:(a)
0.07%, 2/01/10	508	508,000
0.09%, 2/03/10	13,125	13,124,934
0.12%, 2/08/10	3,000	2,999,930
0.10%, 2/10/10	12,171	12,170,699
0.08%, 2/12/10	3,650	3,649,911
0.07%, 2/17/10	19,641	19,640,432
0.15%, 2/19/10	1,000	999,925
0.11%, 3/19/10	17,393	17,390,555
0.21%, 5/26/10	2,035	2,033,647
0.20%, 6/16/10	15,000	14,988,750
Federal Home Loan Bank Variable Rate Notes:(b)
0.10%, 7/09/10	30,000	29,997,393
0.16%, 11/26/10	8,330	8,330,000
Tennessee Valley Authority Discount Notes,
0.03%, 2/11/10(a)	15,000	14,999,876

Total U.S. Government Sponsored Agency Obligations — 82.0%		266,347,909

U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.22%, 2/04/10	10,000	9,999,821
0.06%, 3/04/10	18,213	18,212,059
0.21%, 3/18/10	3,000	2,999,214
0.19%, 4/01/10	10,000	9,996,886
0.20%, 7/01/10	17,124	17,109,730

Total U.S. Treasury Obligations — 18.0%		58,317,710

Total Investments (Cost $324,665,619*) — 100.0%		324,665,619
Liabilities in Excess of Other Assets — 0.0%		(204)

Net Assets — 100.0%		$324,665,415

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fund Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	MB	Municipal Bonds
	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue Bonds
	BHAC-CR	Berkshire Hathaway Assurance Corp.-Custodial Receipts	PSF	Permanent School Fund
	CALSTRS	California State Teachers’ Retirement System	PUTTERS	Puttable Tax-Exempt Receipts
	COP	Certificates of Participation	RAN	Revenue Anticipation Notes
	FDIC	Federal Deposit Insurance Corp.	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
			VRDN	Variable Rate Demand Notes

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	1

Schedule of Investments (concluded)	Federal Trust Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$324,665,619
Level 3	—

Total	$324,665,619

[1]	See above Schedule of Investments for values in each security type.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Mortgage-Backed Securities:(a)
0.14%, 5/03/10	$120,000	$119,957,533
0.14%, 5/03/10	86,341	86,310,445
Fannie Mae Discount Notes:(a)
0.19%, 4/21/10	95,535	95,495,167
0.15%, 5/10/10	25,000	24,989,792
0.16%, 5/10/10	70,000	69,969,511
0.17%, 5/24/10	50,000	49,973,556
0.19%, 6/01/10	100,000	99,936,667
Federal Farm Credit Bank Discount Notes:(a)
0.05%, 2/23/10	10,000	9,999,694
0.06%, 3/18/10	864	863,935
0.50%, 8/09/10	3,600	3,590,550
Federal Farm Credit Bank Variable Rate Notes:(b)
0.23%, 7/06/10	35,000	35,000,000
0.57%, 4/27/11	95,500	95,500,000
0.37%, 5/05/11	145,000	144,982,418
Federal Home Loan Bank Bonds:
1.10%, 3/16/10	78,750	78,739,609
0.90%, 4/07/10	210,000	209,977,375
0.82%, 4/28/10	116,000	115,994,534
Federal Home Loan Bank Discount Notes:(a)
0.10%, 2/10/10	2,329	2,328,942
0.07%, 2/17/10	5,359	5,358,845
0.11%, 3/19/10	12,607	12,605,229
Federal Home Loan Bank Variable Rate Notes:(b)
0.65%, 2/05/10	300,000	300,000,000
0.68%, 2/05/10	250,000	250,000,000
0.77%, 2/26/10	292,500	292,500,000
0.10%, 7/09/10	350,000	349,969,585
0.20%, 10/08/10	400,000	399,917,848
0.62%, 11/08/10	230,000	229,982,229
0.16%, 11/26/10	90,000	90,000,000
0.14%, 7/20/11	70,000	69,968,734
0.14%, 7/28/11	155,000	154,918,036
Freddie Mac Discount Notes:(a)
0.34%, 2/02/10	225,000	224,997,875
0.17%, 3/22/10	75,000	74,983,156
0.20%, 4/19/10	65,000	64,972,890
0.22%, 4/26/10	10,000	9,994,867
0.21%, 7/06/10	265,525	265,288,474
Freddie Mac Variable Rate Notes:(b)
0.15%, 7/14/10	290,000	289,954,786
0.24%, 8/24/10	72,485	72,486,743
0.24%, 9/03/10	66,730	66,722,160
0.22%, 9/24/10	110,000	110,001,959
0.23%, 12/30/10	218,000	218,117,113
0.30%, 2/14/11	530,000	529,941,148
0.31%, 4/01/11	276,100	276,412,188

Total U.S. Government Sponsored Agency Obligations — 39.7%		5,602,703,593

U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.19%, 4/01/10	125,000	124,961,076
0.50%, 4/01/10	270,000	269,778,095
0.54%, 6/10/10	268,645	268,125,170
0.45%, 6/17/10	150,000	149,747,833
0.16%, 7/01/10	7,191	7,186,206
0.39%, 7/15/10	300,000	299,473,833
0.46%, 8/26/10	14,073	14,035,957

Total U.S. Treasury Obligations — 8.0%		1,133,308,170

Repurchase Agreements
Banc of America Securities LLC,
0.10%, 2/01/10	125,000	125,000,000

(Purchased on 1/29/10 to be repurchased at $125,001,042, collateralized by various U.S. Treasury obligations, 0.88% to 2.50% due from 4/15/10 to 7/15/16, aggregate par and fair value of $110,554,000, $127,500,004, respectively)

Banc of America Securities LLC,
0.12%, 2/01/10	100,000	100,000,000

(Purchased on 1/29/10 to be repurchased at $100,001,000, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 12/15/36 to 4/15/38, aggregate par and fair value of $174,870,165, $103,000,000, respectively)

Banc of America Securities LLC,
0.12%, 2/01/10	150,000	150,000,000

(Purchased on 1/29/10 to be repurchased at $150,001,500, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 12/15/36 to 4/15/38, aggregate par and fair value of $262,305,247, $154,500,000, respectively)

Barclays Capital, Inc.,
0.10%, 2/01/10	412,000	412,000,000
(Purchased on 1/29/10 to be repurchased at $412,003,433, collateralized by U.S. Treasury obligation, 2.00% due at 11/30/13, par and fair value of $416,493,000, $420,240,064, respectively)
Barclays Capital, Inc.,
0.15%, 2/01/10	200,000	200,000,000

(Purchased on 11/02/09 to be repurchased at $200,075,833, collateralized by various U.S. government sponsored agency obligations, 0.53% to 6.00% due from 7/25/35 to 12/20/39, aggregate par and fair value of $211,123,963, $214,000,001, respectively)

Barclays Capital, Inc.,
0.15%, 2/01/10	500,000	500,000,000

(Purchased on 11/02/09 to be repurchased at $500,189,583, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 3/25/33 to 12/20/39, aggregate par and fair value of $1,174,658,060, $535,000,001, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Citigroup Global Markets, Inc.,
0.12%, 2/01/10	$260,000	$260,000,000

(Purchased on 1/29/10 to be repurchased at $260,002,600, collateralized by various U.S. government sponsored agency obligations, 2.88% to 6.00% due from 5/01/18 to 9/01/37, aggregate par and fair value of $563,482,220, $267,800,000, respectively)

Credit Suisse Securities (USA) LLC,
0.11%, 2/01/10	100,000	100,000,000

(Purchased on 1/29/10 to be repurchased at $100,000,917, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 2/26/10 to 4/21/10, aggregate par and fair value of $102,010,000, $102,000,173, respectively)

Credit Suisse Securities (USA) LLC,
0.13%, 2/04/10	1,100,000	1,100,000,000

(Purchased on 1/28/10 to be repurchased at $1,100,027,806, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.00% due from 6/01/14 to 11/01/46, aggregate par and fair value of $2,014,385,212, $1,133,002,419, respectively)

Deutsche Bank Securities Inc.,
0.12%, 2/01/10	568,000	568,000,000

(Purchased on 1/29/10 to be repurchased at $568,005,680, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 2/01/17 to 11/01/47, aggregate par and fair value of $1,543,609,525, $585,040,000, respectively)

Deutsche Bank Securities Inc.,
0.12%, 2/01/10	596,000	596,000,000

(Purchased on 1/29/10 to be repurchased at $596,005,960, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 2/01/17 to 11/01/47, aggregate par and fair value of $1,619,702,953, $613,880,000, respectively)

Goldman Sachs Co.,
0.12%, 2/01/10	246,000	246,000,000

(Purchased on 1/29/10 to be repurchased at $246,002,460, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 6/01/31 to 10/01/39, aggregate par and fair value of $1,912,153,442, $253,380,000, respectively)

Goldman Sachs Co.,
0.15%, 4/15/10	200,000	200,000,000

(Purchased on 1/22/10 to be repurchased at $200,069,167, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 5/01/37 to 9/01/39, aggregate par and fair value of $368,694,508, $206,000,000, respectively)

HSBC Securities (USA) Inc.,
0.10%, 2/01/10	100,000	100,000,000

(Purchased on 1/29/10 to be repurchased at $100,000,833, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 11/15/20 to 8/15/25, aggregate par and fair value of $199,094,003, $102,001,017, respectively)

JPMorgan Securities Inc.,
0.10%, 2/01/10	100,000	100,000,000

(Purchased on 1/29/10 to be repurchased at $100,000,833, collateralized by various U.S. government sponsored agency obligations, 0.88% due at 2/28/11, par and fair value of $101,075,000, $102,004,876, respectively)

Morgan Stanley & Co.,
0.07%, 2/01/10	66,392	66,392,000

(Purchased on 1/29/10 to be repurchased at $66,392,387, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.28% due from 10/15/10 to 11/01/39, aggregate par and fair value of $101,921,147, $68,283,678, respectively)

Morgan Stanley & Co.,
0.11%, 2/01/10	25,000	25,000,000

(Purchased on 1/29/10 to be repurchased at $25,000,229, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.28% due from 10/15/10 to 11/01/39, aggregate par and fair value of $38,378,550, $25,712,314, respectively)

Morgan Stanley & Co.,
0.12%, 2/01/10	346,000	346,000,000

(Purchased on 1/29/10 to be repurchased at $346,003,460, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.28% due from 10/15/10 to 11/01/39, aggregate par and fair value of $531,159,126, $355,858,426, respectively)

RBS Securities Inc.,
0.11%, 2/01/10	300,000	300,000,000

(Purchased on 1/29/10 to be repurchased at $300,002,750, collateralized by U.S. government sponsored agency obligation, 2.38% due at 10/31/14, par and fair value of $303,210,000, $306,003,609, respectively)

RBS Securities Inc.,
0.12%, 2/01/10	395,693	395,693,000

(Purchased on 1/29/10 to be repurchased at $395,696,957, collateralized by various U.S. government sponsored agency obligations, 2.38% to 3.13% due from 10/31/14 to 5/15/19, aggregate par and fair value of $413,811,200, $403,610,715, respectively)

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.12%, 2/16/10	$1,000,000	$1,000,000,000

(Purchased on 1/13/10 to be repurchased at $1,000,113,333, collateralized by various U.S. government sponsored agency obligations, 5.00% to 6.00% due from 11/01/22 to 1/01/40, aggregate par and fair value of $1,258,135,618, $1,030,002,940, respectively)

RBS Securities Inc.,
0.15%, 4/15/10	325,000	325,000,000

(Purchased on 1/21/10 to be repurchased at $325,113,750, collateralized by various U.S. government sponsored agency obligations, 5.00% to 5.50% due from 4/01/37 to 1/01/40, aggregate par and fair value of $324,186,815, $334,752,481, respectively)

UBS Securities LLC,
0.12%, 2/01/10	111,000	111,000,000

(Purchased on 1/29/10 to be repurchased at $111,001,110, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.00% due from 2/01/25 to 11/01/37, aggregate par and fair value of $139,581,213, $114,331,825, respectively)

UBS Securities LLC,
0.14%, 2/10/10	325,000	325,000,000

(Purchased on 11/24/09 to be repurchased at $325,098,583, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.25% due from 6/01/13 to 1/01/40, aggregate par and fair value of $557,562,042, $334,750,206, respectively)

Total Repurchase Agreements — 54.1%		7,651,085,000

Total Investments (Cost $14,387,096,763*) — 101.8%		14,387,096,763
Liabilities in Excess of Other Assets — (1.8)%		(259,406,546)

Net Assets — 100.0%		$14,127,690,217

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)3 of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$—	$7,126

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$14,387,096,763
Level 3	—

Total	$14,387,096,763

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	5

Schedule of Investments January 31, 2010 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 1.4%
Credit Industriel et Commercial, London,
0.38%, 2/26/10	$100,000	$100,000,694
Yankee — 38.0%
Abbey National Treasury Services Plc, Connecticut,
0.25%, 11/17/10(a)	65,000	65,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.32%, 3/31/10	25,000	25,000,201
0.32%, 12/13/10(a)	28,500	28,500,000
Bank of Nova Scotia, Houston,
0.31%, 5/04/10	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.23%, 3/22/10	48,455	48,455,000
Barclays Bank Plc, New York:
0.58%, 3/15/10	70,000	70,000,000
0.57%, 3/24/10	50,000	50,000,000
0.43%, 5/12/10	35,000	35,000,000
BNP Paribas, New York:
0.42%, 2/03/10	45,000	45,000,000
0.22%, 3/31/10	100,000	100,000,000
0.32%, 4/28/10	15,000	15,000,000
0.24%, 5/10/10	150,000	150,000,000
Deutsche Bank A.G., New York,
0.18%, 4/27/10	200,000	200,000,000
Dexia Credit Local, New York - GTD,
0.70%, 2/17/10(b)	121,000	121,000,000
DNB NOR Bank ASA, New York,
0.33%, 4/28/10	75,000	75,000,000
Intesa San Paolo SpA, New York:
0.17%, 3/01/10	60,000	60,000,000
0.32%, 3/31/10	100,000	100,000,000
Lloyds TSB Bank Plc, New York,
0.20%, 4/20/10	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.23%, 1/10/11(a)	38,000	38,000,000
0.23%, 1/13/11(a)	100,000	100,000,000
Royal Bank of Scotland Plc, Connecticut:
0.51%, 5/18/10(a)	100,000	100,000,000
0.51%, 5/20/10(a)	70,000	70,000,000
0.36%, 7/21/10	75,000	75,000,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	75,000	75,000,000
Societe Generale, New York:
0.24%, 2/10/10	100,000	100,000,000
0.26%, 6/07/10(a)	40,000	40,000,000
0.26%, 7/12/10(a)	43,500	43,500,000
0.26%, 7/23/10(a)	45,000	45,000,000
Svenska Handelsbanken, New York,
0.31%, 4/23/10	50,000	50,001,123
Toronto Dominion Bank, New York,
0.23%, 11/05/10(a)	60,000	60,000,000
UBS A.G., Stamford,
0.27%, 3/19/10	125,000	125,000,000
Unicredit SpA, New York:
0.41%, 2/16/10	100,000	100,000,000
0.35%, 2/22/10	100,000	100,000,000
0.34%, 3/05/10	125,000	125,000,000
Westpac Banking Corp., New York:
0.28%, 10/19/10(a)	40,525	40,525,000
0.29%, 10/21/10(a)	52,590	52,590,000

Total Certificates of Deposit — 39.4%		2,802,572,018

Commercial Paper
ANZ National International Ltd., London,
0.35%, 4/07/10(c)	70,275	70,230,590
Banco Bilbao Vizcaya Argentaria S.A., London,
0.35%, 4/30/10(c)	100,000	99,914,442
BNZ International Funding Ltd.,
0.32%, 5/05/10(c)	75,000	74,938,000
BPCE S.A.,
0.20%, 3/12/10(c)	14,800	14,796,793
CBA Delaware Finance Inc.,
0.30%, 3/25/10(c)	64,910	64,881,872
Danske Corp. - GTD,
0.19%, 4/26/10(c)	150,000	149,933,500
DNB NOR Bank ASA,
0.33%, 3/24/10(c)	50,000	49,976,625
ING US Funding LLC,
0.20%, 4/06/10(c)	23,035	23,026,810
JPMorgan Chase & Co.,
0.25%, 7/14/10(c)	70,000	69,920,764
KBC Financial Products International Ltd.,
0.61%, 2/11/10(c)	100,000	99,983,056
Royal Park Investments Funding Corp.,
0.22%, 4/08/10(c)	13,840	13,834,418
Salisbury Receivables Co. LLC,
0.18%, 4/12/10(c)	18,000	17,993,700
Societe Generale North America, Inc.:
0.25%, 4/12/10(c)	122,000	121,941,881
0.33%, 4/30/10(c)	45,000	44,963,700
Sydney Capital Corp.,
0.62%, 3/16/10(c)	25,000	24,981,486
Westpac Trust Securities, New Zealand,
0.35%, 11/05/10(a)(d)	72,500	72,500,000

Total Commercial Paper — 14.2%		1,013,817,637

Corporate Notes
Citibank N.A. - FDIC GTD,
0.30%, 9/30/10(a)	25,000	25,000,000
Commonwealth Bank of Australia,
0.30%, 11/22/10(a)	45,000	45,000,000
Eksportfinans A/S,
0.29%, 11/09/10(a)	45,000	45,000,000
HSBC Bank Middle East Ltd.,
0.45%, 4/22/10(a)	40,000	40,000,000
KBC Bank N.V., New York,
0.99%, 3/01/10(b)	61,090	61,090,000
Rabobank Nederland N.V.,
0.25%, 4/07/10(b)	96,800	96,800,000

Total Corporate Notes — 4.4%		312,890,000

Master Notes — 4.2%
Banc of America Securities LLC,
0.28%, 2/01/10(b)	300,000	300,000,000

Municipal Bonds
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10(b)	28,450	28,450,000
California GO Municipal Trust Receipts Floaters Series 2007A VRDN (Societe Generale Liquidity Facility, Societe Generale Guaranty), 0.17%, 2/08/10(b)(e)	49,000	49,000,000
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(b)	61,660	61,660,000
Chicago CP, 0.35%, 2/16/10(c)	57,307	57,298,648

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.19%, 2/08/10(b)	$66,555	$66,555,000
Georgia Municipal Electric Authority RB Series 2009B BAN, 2.25%, 6/21/10	5,625	5,632,409
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank SBPA), 0.22%, 2/08/10(b)	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10(b)	60,850	60,850,000
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility), 0.19%, 2/08/10(b)	28,000	28,000,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.21%, 2/08/10(b)	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank LOC), 0.19%, 2/08/10(b)	14,015	14,015,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.24%, 2/08/10(b)	123,000	123,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA), 0.19%, 2/08/10(b)	50,000	50,000,000
New York City GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA), 0.30%, 2/08/10(b)	35,350	35,350,000
New York City GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA), 0.30%, 2/08/10(b)	16,850	16,850,000
San Antonio RB Series 2008 VRDN (Wachovia Bank N.A. LOC), 0.17%, 2/08/10(b)	62,250	62,250,000

Total Municipal Bonds — 10.3%		735,911,057

Time Deposits — 0.2%
Citibank N.A.,
0.12%, 2/01/10	13,000	13,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes,
0.23%, 8/05/10(a)	47,100	47,091,303
Federal Home Loan Bank Discount Notes,
0.50%, 8/06/10(c)	55,000	54,857,917
Federal Home Loan Bank Variable Rate Notes:(a)
0.68%, 2/05/10	49,670	49,670,000
0.77%, 2/26/10	50,600	50,600,000
0.10%, 7/09/10	91,895	91,887,015
0.20%, 10/08/10	63,000	62,987,061
Freddie Mac Discount Notes,
0.21%, 8/25/10(c)	75,000	74,910,313
Freddie Mac Variable Rate Notes:(a)
0.15%, 7/14/10	55,000	54,991,425
0.24%, 8/24/10	38,825	38,825,933
0.24%, 9/03/10	142,265	142,248,286
0.30%, 2/14/11	238,315	238,275,818
0.16%, 5/05/11	125,000	124,952,659

Total U.S. Government Sponsored Agency Obligations — 14.5%		1,031,297,730

U.S. Treasury Obligations(c)
U.S. Treasury Bills:
0.55%, 7/01/10	107,800	107,555,204
0.24%, 7/15/10	50,000	49,945,219
0.39%, 7/15/10	162,000	161,715,870
0.47%, 7/29/10	23,500	23,445,389
0.23%, 8/26/10	65,000	64,916,313
0.32%, 8/26/10	39,000	38,929,703

Total U.S. Treasury Obligations — 6.3%		446,507,698

Repurchase Agreements
Banc of America Securities LLC,
0.25%, 2/01/10	45,000	45,000,000

(Purchased on 1/29/10 to be repurchased at $45,000,938, collateralized by various corporate/debt obligations, 0.64% to 9.50% due from 9/01/10 to 12/29/49, aggregate par and fair value of $45,118,209, $48,150,001, respectively)

Barclays Capital, Inc.,
0.28%, 2/01/10	85,000	85,000,000

(Purchased on 1/29/10 to be repurchased at $85,001,983, collateralized by various corporate/debt obligations, 0.00% to 6.43% due from 2/01/10 to 12/20/37, aggregate par and fair value of $187,925,732, $90,950,000, respectively)

Barclays Capital, Inc.,
0.53%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,002,208, collateralized by various corporate/debt obligations, 0.41% to 9.50% due from 7/26/10 to 6/15/39, aggregate par and fair value of $52,799,400, $53,500,001, respectively)

Citigroup Global Markets, Inc.,
0.38%, 2/01/10	10,000	10,000,000

(Purchased on 1/29/10 to be repurchased at $10,000,317, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.35% due from 5/15/13 to 10/25/27, aggregate par and fair value of $11,370,898, $10,293,906, respectively)

Citigroup Global Markets, Inc.,
0.48%, 2/01/10	20,000	20,000,000

(Purchased on 1/29/10 to be repurchased at $20,000,800, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.75% due from 10/01/10 to 2/25/46, aggregate par and fair value of $154,918,628, $21,085,944, respectively)

Citigroup Global Markets, Inc.,
0.56%, 2/01/10	70,000	70,000,000

(Purchased on 1/29/10 to be repurchased at $70,003,267, collateralized by various U.S. government sponsored agency obligations, 0.53% to 6.00% due from 7/15/16 to 3/25/38, aggregate par and fair value of $404,813,230, $73,901,297, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	7

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.12%, 2/01/10	$4,476	$4,476,000

(Purchased on 1/29/10 to be repurchased at $4,476,045, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 4/19/10 to 8/01/38, aggregate par and fair value of $5,123,210, $4,587,125, respectively)

Deutsche Bank Securities Inc.,
0.11%, 2/01/10	5,000	5,000,000

(Purchased on 1/29/10 to be repurchased at $5,000,046, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 4/19/10 to 8/01/38, aggregate par and fair value of $5,722,979, $5,124,135, respectively)

Deutsche Bank Securities Inc.,
0.28%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,001,167, collateralized by various corporate/debt obligations, 3.45% to 9.45% due from 10/12/10 to 9/29/39, aggregate par and fair value of $49,717,558, $53,500,001, respectively)

HSBC Securities (USA) Inc.,
0.28%, 2/01/10	20,000	20,000,000

(Purchased on 1/29/10 to be repurchased at $20,000,467, collateralized by various corporate/debt obligations, 0.00% to 6.75% due from 2/16/10 to 12/15/37, aggregate par and fair value of $21,035,380, $21,401,756, respectively)

JPMorgan Securities Inc.,
0.53%, 2/01/10	25,000	25,000,000

(Purchased on 1/29/10 to be repurchased at $25,001,104, collateralized by various corporate/debt obligations, 0.00% to 9.88% due from 6/15/10 to 4/01/27, aggregate par and fair value of $26,105,130, $26,754,367, respectively)

Morgan Stanley & Co.,
0.28%, 2/01/10	25,000	25,000,000

(Purchased on 1/29/10 to be repurchased at $25,000,583, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 10/15/10 to 7/15/56, aggregate par and fair value of $5,333,389,579, $27,462,078, respectively)

RBS Securities Inc.,
0.28%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,001,167, collateralized by various U.S. government sponsored agency obligations, 4.00% to 7.00% due from 8/01/11 to 1/01/25, aggregate par and fair value of $197,803,541, $51,501,962, respectively)

Total Repurchase Agreements — 6.5%		459,476,000

Total Investments (Cost $7,115,472,140*) — 100.0%		7,115,472,140
Other Assets Less Liabilities — 0.0%		587,830

Net Assets — 100.0%		$7,116,059,970

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$7,115,472,140
Level 3	—

Total	$7,115,472,140

[1]	See above Schedule of Investments for values in each security type.

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.2%
State Street Bank & Trust Co.,
0.20%, 4/07/10	$120,500	$120,500,000
Euro — 2.0%
Credit Agricole S.A.,
0.21%, 3/16/10	650,000	649,996,120
Credit Industriel et Commercial, London:
0.38%, 2/26/10	655,000	655,004,545
0.40%, 3/18/10	87,000	87,000,543
Yankee — 46.0%
Abbey National Treasury Services Plc, Connecticut:
0.50%, 7/20/10(a)	521,160	521,160,000
0.25%, 11/17/10(a)	527,000	527,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.22%, 2/17/10	51,500	51,500,114
0.32%, 3/31/10	495,000	495,003,982
0.33%, 4/14/10	300,000	300,002,995
0.36%, 6/30/10	100,000	100,002,065
0.32%, 12/13/10(a)	219,100	219,100,000
Bank of Montreal, Chicago:
0.21%, 3/23/10	201,705	201,705,000
0.18%, 3/29/10	400,000	400,000,000
0.19%, 4/12/10	100,000	100,000,000
0.19%, 4/27/10	550,000	550,000,000
Bank of Nova Scotia, Houston,
0.17%, 3/30/10	800,000	800,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.24%, 2/18/10	500,000	500,000,000
0.22%, 3/15/10	480,000	480,000,000
0.23%, 3/22/10	402,460	402,460,000
0.22%, 3/31/10	525,000	525,000,000
0.21%, 4/06/10	325,000	325,000,000
0.21%, 4/28/10	671,000	671,008,008
Barclays Bank Plc, New York:
0.58%, 3/15/10	500,000	500,000,000
0.57%, 3/24/10	597,500	597,500,000
0.22%, 4/26/10	400,000	400,000,000
0.43%, 5/12/10	400,000	400,000,000
BNP Paribas, New York:
0.21%, 2/02/10	400,000	400,000,000
0.42%, 2/03/10	200,000	200,000,000
0.21%, 2/08/10	100,000	100,000,000
0.22%, 2/23/10	411,000	411,000,000
0.21%, 3/23/10	800,000	800,000,000
0.22%, 3/31/10	250,000	250,000,000
0.32%, 5/04/10	413,000	413,000,000
0.24%, 5/10/10	523,500	523,500,000
Deutsche Bank AG, New York:
0.19%, 4/08/10	78,000	78,000,000
0.18%, 4/27/10	300,000	300,000,000
Dexia Credit Local, New York - GTD,
0.70%, 2/17/10	793,500	793,500,000
DNB NOR Bank ASA, New York:
0.17%, 4/26/10	350,000	349,995,919
0.33%, 4/28/10	97,000	97,000,000
Intesa San Paolo SpA, New York:
0.17%, 3/01/10	506,169	506,169,000
0.22%, 3/15/10	100,000	100,000,000
0.32%, 3/29/10	300,000	300,000,000
0.19%, 4/08/10	100,000	100,000,000
KBC Bank N.V., New York,
0.33%, 2/25/10	265,000	265,000,000
Lloyds TSB Bank Plc, New York:
0.20%, 2/04/10	50,000	50,000,000
0.21%, 3/10/10	90,000	90,000,000
0.64%, 3/19/10	62,691	62,724,199
0.21%, 3/29/10	150,000	150,001,163
0.20%, 4/20/10	813,238	813,238,000
0.20%, 4/22/10	700,000	700,000,000
National Australia Bank Ltd., New York,
0.30%, 4/01/10	250,000	250,000,000
Rabobank Nederland N.V., New York:
0.40%, 2/05/10	651,000	651,000,000
0.19%, 3/02/10	455,000	455,000,000
0.20%, 3/18/10	50,000	50,000,000
0.22%, 4/15/10	200,000	200,000,000
0.18%, 4/26/10	300,000	300,000,000
0.28%, 5/04/10(a)	19,500	19,500,000
0.23%, 1/10/11(a)	355,000	355,000,000
0.23%, 1/12/11(a)	500,000	500,000,000
Royal Bank of Scotland Plc, Connecticut:
0.51%, 5/18/10(a)	680,000	680,000,000
0.51%, 5/20/10(a)	620,000	620,000,000
0.36%, 7/21/10	451,000	451,000,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	747,000	747,000,000
Societe Generale, New York:
0.24%, 2/10/10	402,000	402,000,000
0.26%, 6/07/10(a)	500,000	500,000,000
0.26%, 7/12/10(a)	395,600	395,600,000
0.26%, 7/23/10(a)	519,055	519,055,000
Sumitomo Mitsui Banking Corp., New York,
0.20%, 2/24/10	200,000	200,000,000
Svenska Handelsbanken, New York:
0.20%, 3/01/10	543,100	543,104,222
0.31%, 4/23/10	300,000	300,006,740
Toronto Dominion Bank, New York:
0.18%, 3/24/10	100,000	100,000,000
0.28%, 4/06/10	250,000	250,000,000
0.23%, 11/05/10(a)	505,000	505,000,000
UBS A.G., Stamford:
0.27%, 2/09/10	500,000	500,000,000
0.27%, 3/15/10	275,000	275,000,000
0.27%, 3/19/10	450,000	450,000,000
Unicredit SpA, New York:
0.41%, 2/16/10	615,000	615,000,000
0.35%, 2/22/10	718,000	718,000,000
0.22%, 2/26/10	190,000	190,000,000
0.22%, 2/26/10	700,000	700,000,000
0.34%, 3/05/10	743,500	743,500,000
0.31%, 3/11/10	257,900	257,900,000
Westpac Banking Corp., New York:
0.40%, 2/03/10	500,000	500,000,000
0.40%, 2/05/10	500,000	500,000,000
0.30%, 4/01/10	500,000	500,000,000
0.28%, 10/19/10(a)	315,620	315,620,000
0.29%, 10/21/10(a)	406,160	406,160,000

Total Certificates of Deposit — 48.2%		34,096,517,615

Commercial Paper(b)
Amsterdam Funding Corp.,
0.23%, 3/15/10	150,000	149,959,750
Antalis US Funding Corp.,
0.20%, 2/12/10	20,000	19,998,778
Atlantic Asset Securitization Corp.,
0.15%, 2/18/10	50,000	49,996,458
Atlantis One Funding Corp.:
0.22%, 3/11/10	73,251	73,233,989
0.22%, 3/15/10	125,000	124,967,917
Banco Bilbao Vizcaya Argentaria S.A., London:
0.21%, 3/30/10	405,000	404,865,338
0.35%, 4/30/10	300,000	299,743,333

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	9

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(b)
Barton Capital Corp.:
0.25%, 2/05/10	$45,000	$44,998,750
0.26%, 2/10/10	24,000	23,998,440
0.25%, 2/19/10	30,029	30,025,246
0.18%, 4/09/10	72,000	71,975,880
0.18%, 4/12/10	55,028	55,008,740
0.18%, 4/14/10	30,016	30,005,194
0.18%, 4/23/10	60,035	60,010,686
BPCE S.A.,
0.20%, 3/12/10	126,300	126,272,635
CAFCO LLC,
0.20%, 3/18/10	55,000	54,986,250
CBA Delaware Finance Inc.:
0.20%, 3/29/10	325,000	324,898,889
0.30%, 3/31/10	100,000	99,951,667
0.30%, 4/01/10	100,000	99,950,833
Chariot Funding LLC:
0.17%, 2/25/10	125,000	124,985,833
0.18%, 3/22/10	90,000	89,977,950
Charta LLC,
0.24%, 3/16/10	86,000	85,975,347
CIESCO LLC:
0.20%, 3/10/10	48,848	48,837,959
0.22%, 3/15/10	192,000	191,950,720
0.20%, 3/18/10	60,300	60,284,925
Clipper Receivables Co. LLC:
0.21%, 3/26/10	350,000	349,891,792
0.21%, 4/19/10	300,000	299,868,458
Danske Corp. - GTD:
0.18%, 2/26/10	50,000	49,993,750
0.19%, 3/03/10	200,000	199,968,333
0.20%, 3/10/10	295,000	294,939,361
0.20%, 3/15/10	82,000	81,980,867
Fairway Finance Co. LLC:
0.22%, 3/04/10	12,518	12,515,629
0.18%, 4/05/10	35,029	35,017,966
Falcon Asset Securitization Co. LLC:
0.17%, 2/23/10	119,000	118,987,637
0.17%, 3/29/10	50,000	49,986,778
ING US Funding LLC:
0.21%, 2/23/10	255,000	254,967,275
0.19%, 3/11/10	200,000	199,959,889
0.20%, 3/23/10	300,000	299,918,750
0.19%, 3/26/10	300,000	299,916,083
Intesa Funding LLC,
0.19%, 3/29/10	350,000	349,896,556
JPMorgan Chase & Co.,
0.25%, 7/14/10	580,000	579,343,472
Jupiter Securitization Co. LLC,
0.14%, 2/17/10	100,000	99,993,778
Liberty Street Funding LLC,
0.20%, 3/15/10	85,000	84,980,167
Lloyds TSB Bank Plc:
0.22%, 2/23/10	475,000	474,937,590
0.19%, 4/14/10	400,000	399,848,000
National Australia Funding Delaware, Inc.:
0.19%, 3/15/10	500,000	499,892,083
0.17%, 3/22/10	300,000	299,932,625
0.18%, 4/05/10	450,000	449,858,250
Nordea North America, Inc.:
0.20%, 2/12/10	190,000	189,988,389
0.20%, 2/17/10	295,000	294,973,777
0.20%, 2/18/10	245,000	244,976,861
0.19%, 2/22/10	250,000	249,972,292
0.17%, 3/17/10	100,000	99,979,222
Old Line Funding LLC,
0.18%, 4/06/10	99,988	99,956,004
Park Avenue Receivables,
0.15%, 2/23/10	100,000	99,990,833
Rabobank USA Financial Corp.,
0.18%, 4/15/10	250,000	249,908,750
Romulus Funding Corp.,
0.31%, 3/16/10	36,500	36,486,485
Royal Park Investments Funding Corp.,
0.22%, 4/08/10	132,045	131,991,742
Societe Generale North America, Inc.:
0.23%, 2/12/10	105,000	104,992,621
0.21%, 3/22/10	112,112	112,079,955
0.24%, 4/06/10	332,400	332,258,176
0.23%, 4/14/10	100,000	99,954,000
0.23%, 4/16/10	100,000	99,952,722
0.33%, 4/30/10	200,000	199,838,667
Solitaire Funding LLC,
0.29%, 2/18/10	125,000	124,982,882
Thames Asset Global Securitization No. 1 Inc.:
0.22%, 2/12/10	101,387	101,380,185
0.18%, 3/22/10	80,603	80,583,252
Thunder Bay Funding LLC,
0.18%, 4/07/10	105,058	105,023,856
Tulip Funding Corp.,
0.15%, 2/22/10	184,800	184,783,830
Westpac Banking Corp.,
0.30%, 4/14/10	99,000	98,940,600
Westpac Securities NZ Ltd.,
0.21%, 3/08/10	160,000	159,967,333
Windmill Funding Corp.:
0.22%, 3/09/10	42,000	41,990,760
0.23%, 3/12/10	38,000	37,990,532
0.22%, 3/16/10	82,000	81,978,451

Total Commercial Paper — 17.2%		12,198,378,773

Corporate Notes
Citibank N.A. - FDIC GTD,
0.30%, 9/30/10(a)	176,000	176,000,000
Commonwealth Bank of Australia,
0.30%, 11/22/10(a)	357,200	357,200,000
KBC Bank N.V., New York,
0.99%, 3/01/10(c)	400,640	400,640,000
Rabobank Nederland N.V.,
0.25%, 4/07/10(c)	686,300	686,300,000

Total Corporate Notes — 2.3%		1,620,140,000

Master Notes — 3.7%
Banc of America Securities LLC,
0.28%, 2/01/10(c)	2,640,000	2,640,000,000

Municipal Bonds(c)
Broward County School Board COP Series 2004D VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10	53,880	53,880,000
California Department of Water Resource Power Supply RB Series 2002B-1 VRDN (Bank of New York LOC, California Teacher’s Retirement System LOC), 0.17%, 2/01/10	54,900	54,900,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (US Bank N.A. LOC), 0.18%, 2/08/10	12,500	12,500,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.23%, 2/08/10	25,415	25,415,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA), 0.16%, 2/08/10	56,100	56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN, 0.20%, 2/08/10	33,900	33,900,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority Insurance, Bank of America N.A. SBPA), 0.19%, 2/01/10	88,000	88,000,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank LOC), 0.17%, 2/08/10	78,552	78,552,000

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.20%, 2/08/10	$47,210	$47,210,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN, 0.18%, 2/01/10	14,700	14,700,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.23%, 2/08/10	88,300	88,300,000
JEA Water & Sewer Systems RB Series 2008A-2 VRDN (Bank of New York SBPA), 0.19%, 2/08/10	32,035	32,035,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA), 0.25%, 2/08/10	91,580	91,580,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10	51,900	51,900,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-4 VRDN (Bank of America N.A. LOC), 0.22%, 2/08/10	50,000	50,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10	100,000	100,000,000
North Carolina Capital Facilities Finance Agency RB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 2/08/10	16,300	16,300,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.18%, 2/08/10	37,100	37,100,000
Philadelphia Water & Wastewater RB Series 2003 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA), 0.23%, 2/08/10	246,500	246,500,000
Piedmont Municipal Power Agency Ltd. RB Series 2008C VRDN (Assured Guaranty Insurance, Dexia Credit Local SBPA), 0.27%, 2/08/10	58,000	58,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10	103,100	103,100,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA), 0.25%, 2/08/10	16,520	16,520,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.23%, 2/08/10	46,670	46,670,000

Total Municipal Bonds — 2.0%		1,403,162,000

Time Deposits
Citibank N.A.,
0.12%, 2/01/10	1,052,000	1,052,000,000
Deutsche Bank AG,
0.12%, 2/01/10	500,000	500,000,000
DNB NOR Bank ASA,
0.12%, 2/01/10	1,012,338	1,012,338,000
ING Bank NV,
0.14%, 2/01/10	150,000	150,000,000

Total Time Deposits — 3.8%		2,714,338,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:(a)
0.23%, 8/05/10	401,745	401,670,818
0.15%, 5/13/11	370,000	370,089,782
Federal Home Loan Bank Variable Rate Notes:(a)
0.68%, 2/05/10	395,250	395,250,000
0.77%, 2/26/10	432,305	432,305,000
0.10%, 7/09/10	705,020	704,958,734
0.20%, 10/08/10	435,000	434,910,660
Freddie Mac Variable Rate Notes:(a)
0.15%, 7/14/10	435,000	434,932,178
0.24%, 8/24/10	338,950	338,958,150
0.24%, 9/03/10	510,120	510,060,068
0.30%, 2/14/11	1,733,155	1,732,871,328
0.16%, 5/05/11	995,000	994,623,163

Total U.S. Government Sponsored Agency Obligations — 9.6%		6,750,629,881

U.S. Treasury Obligations(b)
U.S. Treasury Bills:
0.20%, 6/17/10	300,000	299,773,333
0.55%, 7/01/10	686,400	684,841,300
0.24%, 7/15/10	100,000	99,890,439
0.39%, 7/15/10	1,137,100	1,135,105,653
0.47%, 7/29/10	150,577	150,227,076
0.23%, 8/26/10	200,000	199,742,500
0.30%, 8/26/10	200,000	199,651,517
0.31%, 8/26/10	210,000	209,633,492
0.32%, 8/26/10	301,000	300,457,448

Total U.S. Treasury Obligations — 4.6%		3,279,322,758

Repurchase Agreements
Banc of America Securities LLC,
0.10%, 2/01/10	200,000	200,000,000

(Purchased on 1/29/10 to be repurchased at $200,001,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 4/15/38 to 6/01/38, aggregate par and fair value of $275,678,067, $206,000,000, respectively)

Banc of America Securities LLC,
0.12%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,000,500, collateralized by U.S. government sponsored agency obligation, 5.00% due at 8/01/33, par and fair value of $126,482,723, $51,500,000, respectively)

Banc of America Securities LLC,
0.25%, 2/01/10	125,000	125,000,000

(Purchased on 1/29/10 to be repurchased at $125,002,604, collateralized by various corporate/debt obligations, 0.36% to 10.18% due from 5/27/10 to 12/01/99, aggregate par and fair value of $127,019,972, $133,750,001, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Barclays Capital, Inc.,
0.28%, 2/01/10	$350,000	$350,000,000

(Purchased on 1/29/10 to be repurchased at $350,008,167, collateralized by various corporate/debt obligations, 0.00% to 6.43% due from 5/16/11 to 11/26/45, aggregate par and fair value of $457,245,825, $374,500,001, respectively)

Barclays Capital, Inc.,
0.53%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,002,208, collateralized by various corporate/debt obligations, 1.73% to 9.50% due from 1/18/11 to 6/15/39, aggregate par and fair value of $52,741,301, $53,500,001, respectively)

Citigroup Global Markets, Inc.,
0.38%, 2/01/10	660,000	660,000,000

(Purchased on 1/29/10 to be repurchased at $660,020,900, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.69% due from 3/15/10 to 4/25/46, aggregate par and fair value of $2,685,949,405, $706,103,526, respectively)

Citigroup Global Markets, Inc.,
0.48%, 2/01/10	300,000	300,000,000

(Purchased on 1/29/10 to be repurchased at $300,012,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 12.75% due from 6/01/10 to 3/01/97, aggregate par and fair value of $402,000,877, $320,768,687, respectively)

Citigroup Global Markets, Inc.,
0.56%, 2/01/10	535,000	535,000,000

(Purchased on 1/29/10 to be repurchased at $535,024,967, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 46.14% due from 11/25/10 to 5/16/46, aggregate par and fair value of $3,622,299,429, $571,465,538, respectively)

Deutsche Bank Securities Inc.,
0.11%, 2/01/10	400,000	400,000,000

(Purchased on 1/29/10 to be repurchased at $400,003,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.21% due from 5/20/10 to 1/22/37, aggregate par and fair value of $393,712,000, $408,000,556, respectively)

Deutsche Bank Securities Inc.,
0.12%, 2/01/10	232,000	232,000,000

(Purchased on 1/29/10 to be repurchased at $232,002,320, collateralized by various U.S. government sponsored agency obligations, 2.79% to 7.50% due from 8/01/14 to 1/01/40, aggregate par and fair value of $451,694,312, $238,960,001, respectively)

Deutsche Bank Securities Inc.,
0.12%, 2/01/10	45,000	45,000,000

(Purchased on 1/29/10 to be repurchased at $45,000,450, collateralized by various U.S. government sponsored agency obligations, 2.79% to 7.50% due from 8/01/14 to 1/01/40, aggregate par and fair value of $87,613,121, $46,350,000, respectively)

Deutsche Bank Securities Inc.,
0.28%, 2/01/10	50,000	50,000,000

(Purchased on 1/29/10 to be repurchased at $50,001,167, collateralized by various corporate/debt obligations, 0.00% to 9.50% due from 3/12/12 to 2/15/51, aggregate par and fair value of $58,928,499, $53,500,000, respectively)

HSBC Securities (USA) Inc.,
0.28%, 2/01/10	110,000	110,000,000

(Purchased on 1/29/10 to be repurchased at $110,002,567, collateralized by various corporate/debt obligations, 0.00% to 8.50% due from 6/01/10 to 12/17/46, aggregate par and fair value of $114,550,786, $117,700,195, respectively)

JPMorgan Securities Inc.,
0.23%, 2/01/10	100,000	100,000,000

(Purchased on 1/29/10 to be repurchased at $100,001,917, collateralized by various corporate/debt obligations, 0.10% to 1.05% due from 2/01/10 to 3/29/10, aggregate par and fair value of $105,047,000, $105,004,484, respectively)

JPMorgan Securities Inc.,
0.53%, 2/01/10	150,000	150,000,000

(Purchased on 1/29/10 to be repurchased at $150,006,625, collateralized by various corporate/debt obligations, 0.00% to 10.75% due from 6/15/10 to 5/01/31, aggregate par and fair value of $159,161,966, $160,501,149, respectively)

Morgan Stanley & Co.,
0.28%, 2/01/10	1,380,000	1,380,000,000

(Purchased on 1/29/10 to be repurchased at $1,380,032,200, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 16.00% due from 2/01/10 to 12/20/54, aggregate par and fair value of $31,177,107,917, $1,458,279,712, respectively)

RBS Securities Inc.,
0.28%, 2/01/10	740,000	740,000,000

(Purchased on 1/29/10 to be repurchased at $740,017,267, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.43% to 7.00% due from 8/01/12 to 1/01/40, aggregate par and fair value of $1,361,127,673, $765,319,669, respectively)

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
0.38%, 2/01/10	$325,000	$325,000,000

(Purchased on 1/29/10 to be repurchased at $325,010,292, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 3/15/10 to 12/30/49, aggregate par and fair value of $346,127,448, $347,751,783, respectively)

Total Repurchase Agreements — 8.2%		5,802,000,000

Total Investments (Cost $70,504,489,027*) — 99.6%		70,504,489,027
Other Assets Less Liabilities — 0.4%		286,075,285

Net Assets — 100.0%		$70,790,564,312

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)3 of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(79,500,000)	$17,145

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$70,504,489,027
Level 3	—

Total	$70,504,489,027

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	13

Schedule of Investments January 31, 2010 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.28%, 2/04/10	$98,750	$98,747,737
0.26%, 2/18/10	125,000	124,984,535
0.27%, 2/18/10	70,000	69,991,075
0.26%, 2/25/10	35,000	34,994,050
0.24%, 3/04/10	59,000	58,987,934
0.23%, 3/11/10	495	494,882
0.21%, 3/18/10	15,750	15,745,875
0.09%, 4/01/10	50,000	49,992,666
0.10%, 4/01/10	155,000	154,974,597
0.11%, 4/01/10	155,000	154,972,819
0.21%, 4/01/10	100,000	99,966,403
0.47%, 4/01/10	50,000	49,961,896
0.50%, 4/01/10	75,000	74,938,542
0.15%, 4/08/10	110,220	110,189,690
0.05%, 4/15/10	1,020	1,019,907
0.15%, 4/15/10	50,000	49,984,792
0.17%, 5/13/10	75,000	74,965,281
0.15%, 6/03/10	75,000	74,961,875
0.45%, 6/03/10	80,100	79,979,205
0.54%, 6/10/10	43,575	43,490,682
0.45%, 6/17/10	75,000	74,873,917
0.17%, 6/24/10	80,993	80,938,307
0.53%, 7/01/10	71,000	70,844,688
0.18%, 7/08/10	100,000	99,921,500
0.39%, 7/15/10	130,000	129,771,994
0.15%, 7/22/10	90,000	89,938,013
0.14%, 7/29/10	25,000	24,983,313
0.50%, 7/29/10	60,000	59,851,667
0.25%, 8/26/10	155,000	154,779,695
0.27%, 8/26/10	25,000	24,961,447
0.32%, 8/26/10	68,000	67,877,430
0.41%, 9/23/10	25,000	24,934,184
0.38%, 10/21/10	74,722	74,518,071
0.32%, 11/18/10	80,000	79,797,000
0.41%, 12/16/10	120,000	119,565,400

Total U.S. Treasury Obligations — 32.0%		2,600,901,069

Repurchase Agreements
Banc of America Securities LLC,
0.10%, 2/01/10	375,000	375,000,000

(Purchased on 1/29/10 to be repurchased at $375,003,125, collateralized by various U.S. Treasury obligations, 1.25% to 2.00% due from 4/15/12 to 1/15/26, aggregate par and fair value of $374,002,800, $382,500,058, respectively)

Barclays Capital, Inc.,
0.10%, 2/01/10	325,135	325,135,000

(Purchased on 1/29/10 to be repurchased at $325,137,709, collateralized by various U.S. Treasury obligations, 3.38% to 4.88% due from 7/31/13 to 8/15/16, aggregate par and fair value of $306,435,100, $331,637,787, respectively)

Barclays Capital, Inc.,
0.09%, 2/17/10	300,000	300,000,000

(Purchased on 1/14/10 to be repurchased at $300,025,500, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/21 to 11/15/21, aggregate par and fair value of $493,891,337, $306,000,000, respectively)

Barclays Capital, Inc.,
0.12%, 4/05/10	335,000	335,000,000
(Purchased on 1/27/10 to be repurchased at $335,075,933, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/21, par and fair value of $566,009,700, $341,700,056, respectively)
Citigroup Global Markets, Inc.,
0.10%, 2/01/10	106,317	106,317,000
(Purchased on 1/29/10 to be repurchased at $106,317,886, collateralized by U.S. Treasury obligation, 1.38% due at 11/15/12, par and fair value of $108,000,700, $108,443,369, respectively)
Credit Suisse Securities (USA) LLC,
0.11%, 2/04/10	615,000	615,000,000

(Purchased on 1/28/10 to be repurchased at $615,013,154, collateralized by various U.S. Treasury obligations, 0.63% to 3.50%due from 1/15/11 to 1/15/20, aggregate par and fair value of $549,158,200, $627,301,277, respectively)

Deutsche Bank Securities Inc.,
0.10%, 2/01/10	460,000	460,000,000

(Purchased on 1/29/10 to be repurchased at $460,003,833, collateralized by various U.S. Treasury obligations, 1.38% to 4.50% due from 1/15/13 to 8/15/39, aggregate par and fair value of $471,150,446, $469,200,007, respectively)

Deutsche Bank Securities Inc.,
0.10%, 2/01/10	550,000	550,000,000

(Purchased on 1/29/10 to be repurchased at $550,004,583, collateralized by various U.S. Treasury obligations, 1.38% to 4.50% due from 1/15/13 to 8/15/39, aggregate par and fair value of $563,332,054, $561,000,008, respectively)

HSBC Securities (USA) Inc.,
0.10%, 2/01/10	525,476	525,476,000

(Purchased on 1/29/10 to be repurchased at $525,480,379, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/21 to 2/15/38, aggregate par and fair value of $1,288,234,912, $535,987,038, respectively)

JPMorgan Securities Inc.,
0.10%, 2/01/10	36,684	36,684,000
(Purchased on 1/29/10 to be repurchased at $36,684,306, collateralized by U.S. Treasury obligation, 4.75% due at 3/31/11, par and fair value of $35,090,000, $37,417,865, respectively)
Morgan Stanley & Co.,
0.10%, 2/01/10	225,000	225,000,000

(Purchased on 1/29/10 to be repurchased at $225,001,875, collateralized by various U.S. Treasury obligations, 6.25% to 7.63% due from 8/15/23 to 8/15/25, aggregate par and fair value of $178,948,300, $229,974,417, respectively)

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.10%, 2/01/10	$570,000	$570,000,000

(Purchased on 1/29/10 to be repurchased at $570,004,750, collateralized by various U.S. Treasury obligations, 1.00% to 5.00% due from 12/31/11 to 5/15/37, aggregate par and fair value of $559,976,800, $581,400,305, respectively)

RBS Securities Inc.,
0.10%, 2/16/10	485,000	485,000,000

(Purchased on 1/13/10 to be repurchased at $485,045,806, collateralized by various U.S. Treasury obligations, 1.38% to 4.25% due from 2/15/12 to 11/15/18, aggregate par and fair value of $490,631,500, $494,703,408, respectively)

UBS Securities LLC,
0.10%, 2/01/10	615,575	615,575,000

(Purchased on 1/29/10 to be repurchased at $615,580,130, collateralized by various U.S. Treasury obligations, 4.50% to 8.13% due from 5/15/21 to 8/15/39, aggregate par and fair value of $559,521,500, $627,890,952, respectively)

Total Repurchase Agreements — 68.0%		5,524,187,000

Total Investments (Cost $8,125,088,069*) — 100.0%		8,125,088,069
Liabilities in Excess of Other Assets — 0.0%		(909,586)

Net Assets — 100.0%		$8,124,178,483

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$8,125,088,069
Level 3	—

Total	$8,125,088,069

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	15

Schedule of Investments January 31, 2010 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.03%, 2/04/10	$303,607	$303,606,367
0.06%, 2/04/10	200,000	199,999,000
0.07%, 2/04/10	16,000	15,999,907
0.13%, 2/04/10	40,000	39,999,567
0.03%, 2/11/10	44,211	44,210,693
0.05%, 2/11/10	3,942	3,941,944
0.06%, 2/11/10	75,000	74,998,771
0.07%, 2/11/10	500,000	499,990,972
0.13%, 2/11/10	50,000	49,998,194
0.02%, 2/18/10	121,000	120,999,143
0.07%, 2/18/10	175,000	174,994,628
0.02%, 2/25/10	200,000	199,998,050
0.23%, 3/11/10	19,000	18,995,488
0.21%, 3/18/10	5,300	5,298,612
0.09%, 4/01/10	145,589	145,568,087
0.10%, 4/01/10	70,000	69,988,987
0.11%, 4/01/10	225,000	224,959,438
0.19%, 4/01/10	45,000	44,985,988
0.21%, 4/01/10	31,000	30,989,585
0.50%, 4/01/10	25,000	24,979,514
0.06%, 4/08/10	37,425	37,421,261
0.08%, 4/08/10	82,921	82,908,775
0.09%, 4/08/10	17,079	17,076,354
0.15%, 4/08/10	36,137	36,127,062
0.04%, 4/15/10	302,000	301,975,261
0.05%, 4/15/10	73,000	72,993,339
0.12%, 4/15/10	50,000	49,987,580
0.06%, 4/22/10	221,124	221,094,517
0.14%, 4/22/10	50,000	49,984,111
0.17%, 4/22/10	100,000	99,962,222
0.06%, 4/29/10	150,000	149,978,250
0.54%, 6/10/10	20,120	20,081,068
0.16%, 6/17/10	90,000	89,945,770
0.22%, 6/17/10	99,630	99,548,084
0.17%, 6/24/10	100,000	99,932,472
0.16%, 7/01/10	114	113,924
0.53%, 7/01/10	36,000	35,921,250
0.18%, 7/08/10	75,000	74,941,125
0.47%, 7/29/10	9,600	9,577,691
0.41%, 9/23/10	10,000	9,973,675
0.41%, 12/16/10	44,000	43,840,645

Total U.S. Treasury Obligations — 100.0%		3,897,887,371

Total Investments (Cost $3,897,887,371*) — 100.0%		3,897,887,371
Liabilities in Excess of Other Assets — 0.0%		(370,335)

Net Assets — 100.0%		$3,897,517,036

*	Aggregate cost for federal income tax purposes is $3,897,887,814.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$3,897,887,371
Level 3	—

Total	$3,897,887,371

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 4.2%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC), 0.43%, 2/08/10(a)	$750	$750,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT VRDN, 0.21%, 2/01/10(a)	3,000	3,000,000
Southeast Alabama Gas District RB (Gas Supply Project) Series 2007A VRDN (Societe Generale SBPA), 0.18%, 2/01/10(a)	37,500	37,500,000
Tuscaloosa IDRB Series 2000A AMT VRDN (SouthTrust Bank N.A. LOC), 0.43%, 2/08/10(a)	1,090	1,090,000

		42,340,000

Arizona — 9.1%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC), 0.20%, 2/08/10(a)	5,400	5,400,000
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 2/08/10(a)	11,300	11,300,000
Arizona Health Facilities Authority RB (Banner Health Project) Series 2008C VRDN (Scotiabank LOC), 0.18%, 2/08/10(a)	5,000	5,000,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1782 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,100	1,100,000
Arizona School Facilities Board COP Series 2008 MB, 5.00%, 9/01/10	5,750	5,893,970
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB, 3.00%, 7/01/10	3,000	3,031,705
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	2,200	2,200,000
Chandler IDA IDRB SPEARS (Intel Corp. Project) Series 2007DBE-150 AMT VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.23%, 2/01/10(a)(b)	800	800,000
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement), 0.26%, 2/08/10(a)	2,540	2,540,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement), 0.27%, 2/08/10(a)	2,800	2,800,000
Phoenix GO Municipal Trust Receipts Floaters Series 2007-2012 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.19%, 2/08/10(a)(b)	1,400	1,400,000
Phoenix IDA Multi-Family Housing RB (Westward Home Apartments Project) Series 2003A AMT VRDN (Fleet National Bank LOC), 0.29%, 2/08/10(a)	2,330	2,330,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA), 0.25%, 2/08/10(a)	6,110	6,110,000
Pima County IDRB (Broadway Project) Series 2000A VRDN (Ginnie Mae Insurance, State Street Bank & Trust Co. LOC), 0.19%, 2/08/10(a)	2,800	2,800,000
Pima County IDRB (Tucson Electric Power Co. Irvington Project) Series 1982A VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 2/08/10(a)	4,000	4,000,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA), 0.20%, 2/08/10(a)	10,100	10,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.22%, 2/08/10(a)	5,570	5,570,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC), 0.18%, 2/08/10(a)	2,475	2,475,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.21%, 2/08/10(a)	2,270	2,270,000
Tempe Transit Excise Tax RB Series 2006 VRDN (Royal Bank of Canada SBPA), 0.21%, 2/08/10(a)	6,500	6,500,000
Yavapai County IDA Hospital Facilities RB (Northern Arizona Healthcare Project) Series 2009B VRDN (BBVA Bank LOC), 0.19%, 2/08/10(a)	2,700	2,700,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC), 0.20%, 2/08/10(a)	4,600	4,600,000

		90,920,675

Arkansas — 0.5%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.30%, 2/08/10(a)	5,000	5,000,000

California — 18.2%
California Communities Note Program RB Series 2009 TRAN, 2.00%, 6/30/10	3,200	3,214,884
California Department of Veterans Affairs Home Purchase RB Series 2008 ROC-RR-II-R-11444 AMT VRDN (Citibank N.A. Liquidity Facility), 0.23%, 2/08/10(a)(b)	8,605	8,605,000
California Housing Finance Agency Home Mortgage RB Austin Trust Certificates Series 2008-1100 AMT VRDN (Bank of America N.A. Liquidity Facility), 0.28%, 2/08/10(a)	8,000	8,000,000
California Housing Finance Agency Home Mortgage RB Series 2003D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.20%, 2/08/10(a)	46,710	46,710,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.19%, 2/08/10(a)	1,480	1,480,000
California Housing Finance Agency Home Mortgage RB Series 2003M AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.19%, 2/01/10(a)	1,700	1,700,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC):
0.19%, 2/08/10(a)	2,100	2,100,000
0.19%, 2/08/10(a)	2,100	2,100,000
California Housing Finance Agency Home Mortgage RB Series 2006F AMT VRDN (Fortis Bank S.A./N.V. SBPA), 0.19%, 2/08/10(a)	17,000	17,000,000
California Housing Finance Agency Home Mortgage RB Series 2008E AMT VRDN (KBC Bank N.V. SBPA), 0.19%, 2/08/10(a)	6,385	6,385,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	17

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11445 AMT VRDN (Citibank N.A. Liquidity Facility), 0.23%, 2/08/10(a)(b)	$8,995	$8,995,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	7,000	7,054,308
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	3,800	3,800,000
East Bay Municipal Utility District Water System Series 2009 TECP, 0.32%, 3/29/10	10,000	10,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)	1,500	1,500,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC Bank USA SBPA, CaLSTRS SBPA, CaLPERS SBPA), 0.13%, 2/08/10(a)	5,500	5,500,000
Los Angeles GO Series 2009A TRAN, 2.50%, 6/30/10	7,500	7,551,608
Los Angeles Unified School District GO Series 2009A TRAN, 2.00%, 8/12/10	10,000	10,079,200
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA), 0.16%, 2/08/10(a)	25,245	25,245,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009A VRDN (Barclays Bank Plc Liquidity Facility), 0.18%, 2/08/10(a)	2,200	2,200,000
San Francisco City & County Airports Commission RB Series 2009A MB, 0.75%, 9/15/10(a)	1,000	1,000,000
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)(c)	2,000	2,000,000

		182,220,000

Colorado — 3.5%
Colorado Housing & Finance Authority RB (Single Family Project) Series 2002C-3 AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.20%, 2/08/10(a)	4,000	4,000,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA), 0.25%, 2/08/10(a)	20,350	20,350,000
Denver City & County COP Series 2008A-3 VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/01/10(a)	10,575	10,575,000

		34,925,000

District of Columbia — 1.6%
Metropolitan Washington Airports Authority RB Series 2009D-1 VRDN (Bank of America N.A. LOC), 0.19%, 2/08/10(a)	15,900	15,900,000

Florida — 4.5%
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC), 0.35%, 2/08/10(a)	11,795	11,795,000
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB, 1.75%, 4/21/10(a)	5,000	5,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.30%, 2/08/10(a)	1,050	1,050,000
Orange County Educational Facilities Authority RB (Rollins College Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.19%, 2/01/10(a)	6,720	6,720,000
Orlando Utilities Commission Utility System RB Series 2009B-1 MB, 2.00%, 6/01/10	10,000	10,050,784
Volusia County School Board GO Series 2009 TAN, 3.00%, 9/07/10	10,000	10,150,909

		44,766,693

Georgia — 0.5%
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC), 0.28%, 2/08/10(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wachovia Bank N.A. LOC), 0.47%, 2/08/10(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wachovia Bank N.A. LOC), 0.47%, 2/08/10(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wachovia Bank N.A. LOC), 0.47%, 2/08/10(a)	1,000	1,000,000

		5,400,000

Illinois — 7.0%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC), 0.34%, 2/08/10(a)	2,355	2,355,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC), 0.60%, 2/08/10(a)	2,765	2,765,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC), 0.34%, 2/08/10(a)	1,670	1,670,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC), 0.33%, 2/08/10(a)	2,870	2,870,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/01/10(a)	7,785	7,785,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA), 2.49%, 2/08/10(a)	11,100	11,100,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	11,000	11,000,000
Illinois Toll Highway Authority RB Series 2007A-2 VRDN (Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	25,000	25,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax RB SPEARS (McCormick Place Expansion Project) Series 2007DB-453 VRDN (Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	3,460	3,460,000

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty), 0.75%, 9/30/10(a)	$2,100	$2,100,000

		70,105,000

Indiana — 2.6%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC), 0.75%, 2/08/10(a)	1,100	1,100,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC), 0.32%, 2/08/10(a)	2,150	2,150,000
Indiana Finance Authority Environmental IDRB (Duke Energy Indiana, Inc. Project) Series 2009A-2 AMT VRDN (Bank of America N.A. LOC), 0.25%, 2/08/10(a)	3,300	3,300,000
Indiana Finance Authority RB (Ascension Senior Credit Group Project) Series 2008E-7 MB, 0.33%, 6/15/10	6,510	6,510,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-3 VRDN (Barclays Bank Plc SBPA), 0.21%, 2/08/10(a)	13,000	13,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC), 1.95%, 2/08/10(a)	200	200,000

		26,260,000

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC), 0.51%, 2/08/10(a)	1,000	1,000,000
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN, 2.50%, 6/23/10	1,000	1,007,542

		2,007,542

Kentucky — 0.4%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC), 0.34%, 2/08/10(a)	510	510,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC), 0.34%, 2/08/10(a)	795	795,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC), 1.25%, 2/08/10(a)	2,620	2,620,000

		3,925,000

Louisiana — 1.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.40%, 2/01/10(a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN, 0.40%, 2/08/10(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC), 0.45%, 2/08/10(a)	935	935,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC), 0.25%, 2/08/10(a)	8,500	8,500,000

		17,835,000

Maryland — 1.9%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	3,470	3,470,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 2/08/10(a)	5,355	5,355,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 2/08/10(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 2/01/10(a)	220	220,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 2/08/10(a)	1,000	1,000,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 2/08/10(a)	1,900	1,900,000

		18,945,000

Massachusetts — 0.3%
Massachusetts RB Municipal Trust Receipts Floaters Series 2005-3058 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.45%, 2/08/10(a)(b)	2,700	2,700,000

Michigan — 4.7%
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA), 0.30%, 2/08/10(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 1.25%, 2/08/10(a)	2,800	2,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 1.25%, 2/08/10(a)	2,400	2,400,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC), 0.22%, 2/08/10(a)	39,920	39,920,000

		47,520,000

Mississippi — 0.1%
Mississippi Business Finance Corp. RB (Renaissance Project) Series 2009 VRDN (Regions Bank LOC), 0.27%, 2/08/10(a)	1,000	1,000,000

Missouri — 0.8%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC), 0.56%, 2/08/10(a)	2,525	2,525,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.40%, 2/08/10(a)	4,000	4,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	19

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Missouri (concluded)
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A VRDN (Bank of America N.A. LOC), 0.41%, 2/08/10(a)	$1,305	$1,305,000

		7,830,000

Nevada — 0.7%
Clark County Airport System Subordinate Lien RB Series 2009A RAN, 2.50%, 7/15/10	7,000	7,051,554

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC), 0.69%, 2/08/10(a)	530	530,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 2/08/10(a)	1,325	1,325,000

		1,855,000

New Jersey — 1.9%
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.45%, 2/08/10(a)(b)	2,015	2,015,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.45%, 2/08/10(a)(b)	1,500	1,500,000
New Jersey Economic Development Authority RB Series 2009A RAN, 2.50%, 6/18/10	5,000	5,037,534
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2005-2493 VRDN (Dexia Credit Local SBPA, Dexia Credit Local Guaranty), 0.45%, 2/08/10(a)(b)	1,500	1,500,000
Readington Township GO Series 2009 BAN, 1.50%, 2/04/10	2,000	2,000,124
Readington Township GO Series 2010 BAN, 1.00%, 2/03/11	2,900	2,916,443
Woodbridge Township GO Series 2009 BAN, 1.50%, 7/02/10	4,000	4,012,312

		18,981,413

New York — 11.4%
New York City Housing Development Corp. Multi-Family Housing RB Series 2008I-2-5 AMT VRDN, 0.72%, 2/01/10(a)	5,000	5,000,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2009L MB, 0.40%, 12/17/10(a)	1,700	1,700,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,445	1,445,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A VRDN (U.S. Government Securities Guaranty), 0.50%, 1/18/11(a)	27,000	27,000,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-135 AMT VRDN (Dexia Credit Local SBPA), 0.23%, 2/01/10(a)	13,100	13,100,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-139 AMT VRDN (Dexia Credit Local SBPA), 0.21%, 2/01/10(a)	25,000	25,000,000
New York Mortgage Agency Homeowner Mortgage RB Series 2007-147 VRDN (Dexia Credit Local SBPA), 0.35%, 2/08/10(a)	21,500	21,500,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority, Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	7,980	7,980,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2002D VRDN (Northern Trust Co. LOC), 0.18%, 2/08/10(a)	4,100	4,100,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	5,200	5,200,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC), 0.69%, 2/08/10(a)	615	615,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 2/08/10(a)	1,290	1,290,000

		113,930,000

North Carolina — 4.0%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/01/10(a)	4,800	4,800,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC), 0.40%, 2/08/10(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.40%, 2/08/10(a)	1,120	1,120,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility), 0.24%, 2/08/10(a)(b)(c)	1,785	1,785,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA), 0.17%, 2/08/10(a)	5,285	5,285,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wachovia Bank N.A. SBPA), 0.16%, 2/08/10(a)	12,000	12,000,000
North Carolina Medical Care Commission Hospital RB (Iredell Memorial Hospital Project) Series 2007 VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	8,600	8,600,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC), 0.30%, 2/08/10(a)	1,065	1,065,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility), 0.19%, 2/08/10(a)	1,150	1,150,000
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA), 0.23%, 2/08/10(a)	2,300	2,300,000

		39,555,000

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 1.4%
Ohio Air Quality Development Authority PCRB (First Energy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty), 0.28%, 2/08/10(a)	$1,600	$1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009A VRDN (Bank of Nova Scotia LOC), 0.18%, 2/08/10(a)	3,000	3,000,000
Ohio Air Quality Development Authority RB Municipal Trust Receipts Floaters (First Energy Nuclear Generation Corp. Project) Series 2009-52C VRDN (Wells Fargo & Co. Liquidity Facility), 0.18%, 2/08/10(a)(b)(c)	3,600	3,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC), 0.49%, 2/08/10(a)	1,400	1,400,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC), 0.64%, 2/08/10(a)	2,160	2,160,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA), 0.20%, 2/08/10(a)	1,160	1,160,000
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN, 1.00%, 10/08/10	1,000	1,003,118

		13,923,118

Oklahoma — 0.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America LOC), 0.42%, 2/08/10(a)	2,850	2,850,000

Pennsylvania — 3.9%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.40%, 2/08/10(a)	300	300,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC), 0.19%, 2/08/10(a)	9,300	9,300,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC), 0.21%, 2/01/10(a)	3,000	3,000,000
Pennsylvania Economic Development Financing Authority RB (NHS-AVS LLC Project) Series 2008 VRDN (Commerce Bank N.A. LOC), 0.21%, 2/01/10(a)	13,100	13,100,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC), 0.20%, 2/08/10(a)	1,050	1,050,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC), 0.19%, 2/08/10(a)	5,000	5,000,000
Philadelphia Water & Wastewater RB Series 2003 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	7,055	7,055,000

		38,805,000

Puerto Rico — 1.8%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	15,000	15,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2005-3189 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.45%, 2/08/10(a)(b)	2,800	2,800,000

		17,800,000

South Carolina — 0.9%
Charleston County Hospital RB (Care Alliance Health Project) Series 2004B-2 VRDN (AGM Insurance, Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	9,500	9,500,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 2/08/10(a)	3,800	3,800,000

Tennessee — 0.8%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 2/08/10(a)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.60%, 2/08/10(a)	520	520,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN, 0.35%, 7/31/10(a)	5,300	5,300,000

		8,110,000

Texas — 5.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.40%, 2/08/10(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN, 0.20%, 2/01/10(a)	50	50,000
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility), 0.21%, 2/08/10(a)(b)	12,585	12,585,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 2/08/10(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (Ginnie Mae/Fannie Mae Guaranty, Wachovia Bank N.A. SBPA), 0.28%, 2/08/10(a)(b)	695	695,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA), 0.23%, 2/08/10(a)(b)	2,400	2,400,000
Texas RB Series 2009 TRAN, 2.50%, 8/31/10	30,000	30,349,772

		54,079,772

Utah — 1.2%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo & Co. SBPA), 0.18%, 2/08/10(a)	10,000	10,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	21

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Utah (concluded)
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)(c)	$2,200	$2,200,000

		12,200,000

Virginia — 1.3%
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(a)	3,000	3,000,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.21%, 2/01/10(a)	1,795	1,795,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC), 0.55%, 2/08/10(a)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wachovia Bank N.A. SBPA), 0.21%, 2/01/10(a)	2,455	2,455,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wachovia Bank N.A. LOC), 0.28%, 2/08/10(a)(b)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wachovia Bank N.A. LOC), 0.28%, 2/08/10(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC), 1.05%, 2/08/10(a)	20	20,000

		13,120,000

Washington — 1.1%
Port of Seattle RB Municipal Trust Receipts Floaters Series 2009-3003 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.23%, 2/08/10(a)(b)	10,425	10,425,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.22%, 2/01/10(a)	395	395,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC), 0.35%, 2/08/10(a)	120	120,000

		10,940,000

West Virginia — 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2009A VRDN (Royal Bank of Scotland LOC), 0.23%, 2/08/10(a)	3,000	3,000,000

Wisconsin — 0.8%
Green Bay Area Public School District RB Series 2009 TRAN, 2.00%, 6/25/10	4,000	4,024,498
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.51%, 2/08/10(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC), 1.25%, 2/08/10(a)	1,540	1,540,000

		7,949,498

Wyoming — 0.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank N.A. LOC), 0.40%, 2/08/10(a)	4,000	4,000,000

Total Investments (Cost $1,001,050,265*) — 100.1%		1,001,050,265
Liabilities in Excess of Other Assets — (0.1)%		(1,128,903)

Net Assets — 100.0%		$999,921,362

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$1,001,050,265
Level 3	—

Total	$1,001,050,265

[1]	See above Schedule of Investments for values in each state or political subdivision.

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.18%, 2/01/10(a)	$25,000	$25,000,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC, First Commercial Bank LOC), 0.23%, 2/08/10(a)	6,640	6,640,000
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility), 0.19%, 2/08/10(a)	16,000	16,000,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 (Southern Companies Guaranty), 1.40%, 7/15/10(a)	7,500	7,500,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2009 MB (Southern Companies Guaranty), 1.40%, 12/20/10(a)	2,900	2,900,000
Montgomery IDRB (General Electric Co. Project) Series 2005 VRDN, 0.20%, 2/01/10(a)	14,000	14,000,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC, Columbus Bank & Trust LOC), 0.20%, 2/08/10(a)	13,800	13,800,000

		85,840,000

Alaska — 0.1%
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,000	5,000,000

Arizona — 2.0%
Arizona Sports & Tourism Authority RB (Multipurpose Stadium Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.55%, 2/08/10(a)	15,050	15,050,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.24%, 2/08/10(a)(b)	9,395	9,395,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	775	775,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA), 0.20%, 2/08/10(a)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.22%, 2/08/10(a)	30,901	30,901,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.22%, 2/08/10(a)(b)	4,850	4,850,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC), 0.18%, 2/08/10(a)	13,725	13,725,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.21%, 2/08/10(a)	7,400	7,400,000

		93,196,000

Arkansas — 0.0%
Fort Smith Sales & Use Tax RB Series 2010 MB, 2.00%, 9/01/10	1,330	1,340,742

California — 8.5%
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN, 2.00%, 6/30/10	5,900	5,935,212
California Department of Water Resources Power Supply RB Series 2005F-1 VRDN (Lloyds Banking Group Plc LOC), 0.15%, 2/01/10(a)	10,000	10,000,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, California Teacher’s Retirement System LOC), 0.19%, 2/01/10(a)	22,700	22,700,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	9,300	9,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Insurance, Dexia Credit Local Liquidity Facility), 0.45%, 2/08/10(a)(b)	110,055	110,055,000
California Infrastructure & Economic Development Bank RB (Asian Art Museum Foundation Project) Series 2005 VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/08/10(a)	20,000	20,000,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	31,900	32,147,491
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	21,615	21,615,000
East Bay Municipal Utility District Water System Series 2009 TECP:
0.35%, 2/08/10	25,000	25,000,000
0.32%, 3/29/10	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)	30,300	30,300,000
Los Angeles GO Series 2009 TRAN:
2.50%, 4/28/10	8,500	8,540,895
2.50%, 5/28/10	24,800	24,959,283
Los Angeles Unified School District GO Series 2009A TRAN, 2.00%, 8/12/10	12,900	12,993,016
San Francisco City & County Airports Commission RB Series 2009A MB, 0.75%, 9/15/10(a)	6,500	6,500,000
San Francisco County Transportation Series 2009 TECP:
0.35%, 4/07/10	29,100	29,100,000

0.35%, 4/09/10	11,150	11,150,000

		396,295,897

Colorado — 4.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.22%, 2/08/10(a)	10,250	10,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.22%, 2/08/10(a)	6,180	6,180,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	$3,170	$3,170,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	22,485	22,485,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	10,000	10,000,000
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC), 0.18%, 2/08/10(a)	5,875	5,875,000
Colorado Health Facilities Authority RB (Frasier Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.18%, 2/08/10(a)	8,000	8,000,000
Colorado Health Facilities Authority RB (North Carolina Hospital Medical Center, Inc. Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 2/01/10(a)	11,200	11,200,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006-1B2 VRDN (Federal Home Loan Bank SBPA), 0.19%, 2/08/10(a)	5,125	5,125,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.22%, 2/08/10(a)	5,500	5,500,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA), 0.25%, 2/08/10(a)	38,750	38,750,000
Colorado Springs Utilities RB Series 2009C VRDN (Bank of Nova Scotia SBPA), 0.19%, 2/08/10(a)	11,000	11,000,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	8,625	8,625,000
Denver COP Series 2000A MB, 5.50%, 5/01/10	2,325	2,354,178
Denver GO Series 2008A TECP, 0.40%, 3/10/10	22,000	22,000,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	9,800	9,800,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.20%, 2/08/10(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	3,200	3,200,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.20%, 2/08/10(a)	3,100	3,100,000

		200,094,178

Connecticut — 0.1%
Waterford Township GO Series 2009 BAN, 1.50%, 8/12/10	4,900	4,924,864

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	2,115	2,115,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	2,125	2,125,000

		4,240,000

District of Columbia — 2.0%
District of Columbia GO Municipal Trust Receipts Floaters Series 2008-2934 VRDN (HypoVere-insbank Liquidity Facility, UniCredit SpA Guaranty), 0.30%, 2/08/10(a)(b)(c)	10,875	10,875,000
District of Columbia GO Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.38%, 2/08/10(a)	27,990	27,990,000
District of Columbia GO Series 2008C VRDN (Dexia Credit Local LOC), 0.28%, 2/08/10(a)	10,000	10,000,000
District of Columbia GO Series 2008C-1 VRDN (TD Bank N.A. LOC), 0.17%, 2/08/10(a)	8,000	8,000,000
District of Columbia RB (American Assoc. Homes & Services Project) Series 2005A VRDN (Sovereign Bank LOC, Unicredito Italiano SpA LOC), 0.55%, 2/08/10(a)	11,090	11,090,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/07/10(a)	3,230	3,230,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2009B VRDN (TD Bank N.A. LOC), 0.17%, 2/08/10(a)	8,050	8,050,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	4,000	4,000,000

		92,035,000

Florida — 8.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.26%, 2/08/10(a)(b)(c)	6,148	6,147,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC), 0.18%, 2/08/10(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	7,110	7,110,000
Florida State Board of Education GO (Capital Outlay Project) Series 2005D MB, 5.00%, 6/01/10	1,035	1,050,563
Florida State Board of Education GO (Capital Outlay Project) Series 2008C MB, 5.00%, 6/01/10	5,320	5,399,969
Florida State Board of Education GO (Public Education Project) Series 2000E MB, 5.63%, 6/01/10	3,000	3,082,756

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (continued)
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	$3,925	$3,925,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	10,325	10,325,000
Jacksonville Economic Development Commission Hospital RB (Shands Medical Center Inc. Project) Series 2008 VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/08/10(a)	12,400	12,400,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C VRDN (Bank of America N.A. LOC), 0.21%, 2/08/10(a)	9,200	9,200,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007C VRDN (Wachovia Bank N.A. LOC), 0.20%, 2/08/10(a)	8,400	8,400,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	7,800	7,800,000
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank SBPA), 0.22%, 2/08/10(a)	36,600	36,600,000
JEA Electrical System RB Series 2008-3B1 VRDN (Wachovia Bank N.A. LOC), 0.17%, 2/08/10(a)	18,665	18,665,000
JEA Electrical System RB Series 2008-3B4 VRDN (Wachovia Bank N.A. LOC), 0.17%, 2/08/10(a)	21,890	21,890,000
JEA Electrical System RB Series 2008D-1 VRDN (Wachovia Bank N.A. SBPA), 0.21%, 2/08/10(a)	5,950	5,950,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.17%, 2/08/10(a)	17,125	17,125,000
Lee Memorial Health System RB Series 2009C VRDN (Northern Trust Co. LOC), 0.18%, 2/08/10(a)	2,000	2,000,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(a)	15,355	15,355,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty), 0.20%, 2/08/10(a)(b)	7,410	7,410,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC), 0.19%, 2/08/10(a)(b)	2,530	2,530,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A VRDN (Branch Banking & Trust Co. LOC), 0.19%, 2/08/10(a)	7,400	7,400,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.18%, 2/08/10(a)	65,900	65,900,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10(a)	20,000	20,000,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)	8,000	8,000,000
Orlando Utilities Commission Utilities System RB Series 2009B-1 MB, 2.00%, 6/01/10	43,000	43,218,373
Palm Beach County Housing Finance Authority RB (Emerald Bay Club Apartments Project) Series 2004 VRDN (Wachovia Bank N.A. LOC), 0.20%, 2/08/10(a)	9,500	9,500,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.18%, 2/08/10(a)	2,840	2,840,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.21%, 2/08/10(a)	7,700	7,700,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	2,765	2,765,000
Palm Beach RB Series 2008 MB, 4.00%, 5/01/10	1,020	1,029,226
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC), 0.18%, 2/08/10(a)	9,750	9,750,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,035	1,035,000

		393,238,387

Georgia — 1.6%
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank Guaranty), 0.20%, 2/08/10(a)	2,100	2,100,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	3,000	3,000,000
Georgia Municipal Electric Authority RB (Georgia Power Co. Plant Vogtle Project) Series 2009A BAN:
1.50%, 5/25/10	6,950	6,969,242
2.00%, 6/21/10	12,760	12,833,936
Georgia RB Series 2000D MB, 5.00%, 10/01/10	250	257,703
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wachovia Bank N.A. LOC), 0.17%, 2/08/10(a)	11,530	11,530,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (concluded)
Monroe County Development Authority PCRB (Georgia Power Co. Plant Scherer Project) Series 2009 VRDN (Southern Companies Guaranty), 0.18%, 2/01/10(a)	$17,800	$17,800,000
Monroe County Development Authority Pollution Control RB (Georgia Power Co. Scherer Project) Series 2006 VRDN, 0.19%, 2/01/10(a)	18,065	18,065,000

		73,555,881

Hawaii — 0.1%
Hawaii Department of Budget & Finance RB (Hawaii Pacific Health Project) Series 2009A-2 VRDN (Union Bank N.A. LOC), 0.17%, 2/08/10(a)	2,500	2,500,000

Idaho — 0.3%
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009B VRDN (Harris N.A. LOC), 0.18%, 2/08/10(a)	13,000	13,000,000

Illinois — 5.0%
Chicago Department of Water Management RB Series 1999-1 VRDN (JPMorgan Chase Bank SBPA), 0.21%, 2/01/10(a)	8,100	8,100,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC), 0.17%, 2/01/10(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC), 0.17%, 2/01/10(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.18%, 2/08/10(a)(b)	3,270	3,270,000
Chicago Transit Authority RB Series 2009 ROC-RR-II-R-11724 VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.25%, 2/01/10(a)(b)(c)	16,105	16,105,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.20%, 2/08/10(a)(b)	2,120	2,120,000
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC), 0.18%, 2/08/10(a)	11,000	11,000,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.18%, 2/08/10(a)	5,090	5,090,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/01/10(a)	800	800,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A, 0.50%, 2/08/10(a)	10,490	10,490,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B, 0.58%, 7/09/10(a)	26,000	26,000,000
Illinois Finance Authority RB (Rest Haven Christian Service Project) Series 2005B VRDN (Banco Santander LOC, Soveriegn Bank FSB LOC), 0.18%, 2/08/10(a)	645	645,000
Illinois Finance Authority RB (St. Vincent Project) Series 2000 (Ascension Health Guaranty), 0.73%, 8/07/10(a)	9,400	9,400,000
Illinois Finance Authority RB (The Landing at Plymouth Place Project) Series 2005B VRDN (Banco Santander LOC, Soveriegn Bank FSB LOC), 0.18%, 2/08/10(a)	10,000	10,000,000
Illinois Finance Authority RB (University of Chicago Medical Center Projects) Series 2009D-1 VRDN (Bank of America N.A. LOC), 0.18%, 2/01/10(a)	7,400	7,400,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	52,245	52,245,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	40,000	40,000,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty), 0.75%, 9/30/10(a)	16,200	16,200,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.18%, 2/08/10(a)(b)	2,420	2,420,000

		232,920,000

Indiana — 2.3%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC), 0.19%, 2/08/10(a)	1,800	1,800,000
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008E-8 MB, 0.33%, 6/15/10(a)	5,750	5,750,000
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2009E-4 MB, 0.39%, 5/17/10(a)	8,000	8,000,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC), 0.21%, 2/01/10(a)	16,200	16,200,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC), 0.18%, 2/08/10(a)	12,855	12,855,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-1 VRDN (JPMorgan Chase Bank SBPA), 0.20%, 2/01/10(a)	24,700	24,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-5 VRDN (Bank of New York SBPA), 0.16%, 2/01/10(a)	2,050	2,050,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-3 VRDN (JPMorgan Chase Bank SBPA), 0.20%, 2/01/10(a)	26,000	26,000,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC), 0.22%, 2/08/10(a)	5,430	5,430,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	4,860	4,860,000

		107,645,000

Iowa — 0.4%
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN, 2.50%, 6/23/10	7,350	7,405,434
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (LaSalle Bank N.A. LOC), 0.18%, 2/01/10(a)	8,000	8,000,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 2/08/10(a)	4,500	4,500,000

		19,905,434

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kansas — 1.6%
Kansas Development Finance Authority RB (Village Shalom Obligated Group Project) Series 1988BB VRDN (Banco Santander LOC, Sovereign Bank FSB LOC), 0.18%, 2/01/10(a)	$10,085	$10,085,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility), 0.20%, 2/08/10(a)	3,850	3,850,000
Wichita GO Series 2009-228 TRAN, 0.75%, 4/08/10	59,060	59,065,247

		73,000,247

Kentucky — 0.2%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.18%, 2/08/10(a)	3,455	3,455,000
Lexington-Fayette Urban County Government GO Series 2009C BAN, 1.00%, 7/15/10	8,000	8,011,416

		11,466,416

Louisiana — 1.8%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.35%, 2/08/10(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.37%, 2/08/10(a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Christus Health Project) Series 2009B-1 VRDN (Bank of New York LOC), 0.21%, 2/08/10(a)	3,000	3,000,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank SBPA), 0.40%, 2/08/10(a)	27,040	27,040,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC), 0.25%, 2/08/10(a)	41,500	41,500,000

		84,175,000

Maryland — 0.6%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	4,465	4,465,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	1,975	1,975,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC), 0.18%, 2/08/10(a)	2,000	2,000,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	3,410	3,410,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	1,560	1,560,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	1,875	1,875,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	4,105	4,105,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers Traders & Trust LOC), 0.23%, 2/08/10(a)	3,150	3,150,000
Maryland Health & Higher Educational Facilities Authority RB (Pickersgill Project) Series 2005A VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. SBPA), 0.18%, 2/08/10(a)	2,100	2,100,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	2,220	2,220,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/08/10(a)	2,300	2,300,000

		29,160,000

Massachusetts — 2.7%
Massachusetts Bay Transportation Authority RB Series 2000A MB, 5.75%, 7/01/10	1,110	1,134,083
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility), 0.20%, 2/08/10(a)	51,525	51,525,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 VRDN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), 0.18%, 2/08/10(a)	9,730	9,730,000
Massachusetts Development Finance Agency RB (ISO New England, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.17%, 2/08/10(a)	2,365	2,365,000
Massachusetts Housing Finance Agency RB Series 2003F VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.18%, 2/08/10(a)	58,165	58,165,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.24%, 2/08/10(a)	2,000	2,000,000

		124,919,083

Michigan — 0.9%
Michigan Municipal Bond Authority RB Series 2009C-2 BAN (JPMorgan Chase Bank LOC), 2.50%, 8/20/10	9,600	9,686,058
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 1999B-1 MB, 0.28%, 4/06/10(a)	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC), 0.15%, 2/08/10(a)	2,300	2,300,000
Oakland County Economic Development Corp. RB (Pontiac Vision Schools Project) Series 2000 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.38%, 2/08/10(a)	12,265	12,265,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Oakland University RB Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.37%, 2/08/10(a)	$10,880	$10,880,000

		42,131,058

Mississippi — 1.3%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2007D, 0.45%, 3/01/10(a)	12,500	12,500,000
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC), 0.19%, 2/08/10(a)	14,650	14,650,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007B VRDN, 0.17%, 2/08/10(a)	28,800	28,800,000
Mississippi Business Finance Corp. RB (Renaissance Colony Park LLC Project) Series 2009 VRDN (Federal Home Loan Bank LOC, Regions Bank LOC), 0.27%, 2/08/10(a)	4,100	4,100,000

		60,050,000

Missouri — 0.4%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series Series 2009C-5 MB, 0.39%, 5/17/10(a)	12,500	12,500,000
Missouri State Health and Educational Facilities Authority RB (Bethesda Health Group Project) Series 2009 VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	7,500	7,500,000

		20,000,000

Multi-State — 0.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility), 0.35%, 2/08/10(a)(b)(c)	13,000	13,000,000

Nebraska — 0.2%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.22%, 2/08/10(a)(b)	8,500	8,500,000

Nevada — 1.2%
Clark County Airport System Subordinate Lien RB Series 2009A RAN, 2.50%, 7/15/10	46,000	46,338,783
Clark County School District GO Series 2000A MB, 6.00%, 6/15/10	1,000	1,020,006
Clark County School District GO SPEARS Series 2008DBE-668 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	7,125	7,125,000

		54,483,789

New Hampshire — 1.0%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC), 0.21%, 2/01/10(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC), 0.21%, 2/01/10(a)	6,925	6,925,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.18%, 2/08/10(a)	3,800	3,800,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC), 0.18%, 2/08/10(a)	4,165	4,165,000
New Hampshire Health & Education Facilities Authority RB (Kendal at Hanover Project) Series 2008 VRDN (RBS Citizens N.A. LOC), 0.15%, 2/08/10(a)	8,365	8,365,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	15,000	15,000,000

		44,255,000

New Jersey — 4.4%
New Jersey Economic Development Authority RB (Blair Academy Project) Series 2007 VRDN (Wachovia Bank N.A. LOC), 0.14%, 2/08/10(a)	15,305	15,305,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-2 VRDN (Bank of Nova Scotia LOC), 0.18%, 2/01/10(a)	31,675	31,675,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)(c)	8,562	8,562,500
New Jersey Economic Development Authority RB Series 2009A RAN, 2.50%, 6/18/10	31,850	32,086,513
New Jersey Educational Facilities Authority RB (Princenton University Project) Series 2000E MB, 5.25%, 7/01/10	2,885	2,943,579
New Jersey GO Series 2009 TRAN, 2.50%, 6/24/10	58,000	58,446,730
New Jersey Health Care Facilities Financing Authority RB (Children Specialized Project) Series 2005B VRDN (Wachovia Bank N.A. LOC), 0.14%, 2/08/10(a)	480	480,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)(c)	5,200	5,200,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC), 0.17%, 2/08/10(a)	19,500	19,500,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	15,600	15,600,000
New Jersey Turnpike Authority RB Series 2009A VRDN (JPMorgan Chase Bank LOC), 0.16%, 2/08/10(a)	10,000	10,000,000
North Brunswick Township GO Series 2010A BAN, 1.50%, 8/13/10	5,600	5,636,167

		205,435,489

New York — 11.8%
Branch Banking & Trust GO Municipal Trust Receipts Floaters 2007-2049 VRDN (AGM Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.24%, 2/08/10(a)(b)	205	205,000

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Cohoes Industrial Development Agency RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.15%, 2/08/10(a)	$16,450	$16,450,000
Long Island Power Authority Electric System RB Series 2003N VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.22%, 2/08/10(a)	15,715	15,715,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10(a)	65,000	65,000,000
Metropolitan Transportation Authority RB Series 2002D-2 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	27,885	27,885,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.19%, 2/08/10(a)(b)	21,860	21,860,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA), 0.18%, 2/01/10(a)	30,000	30,000,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009L MB, 0.40%, 12/17/10(a)	8,000	8,000,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wachovia Bank N.A. SBPA), 0.14%, 2/08/10(a)	21,000	21,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA), 0.18%, 2/01/10(a)	14,250	14,250,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America LOC), 0.15%, 2/08/10(a)	4,600	4,600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC), 0.16%, 2/08/10(a)	34,500	34,500,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC), 0.16%, 2/08/10(a)	4,000	4,000,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A VRDN (U.S. Government Securities Guaranty), 0.50%, 1/18/11(a)	66,000	66,000,000
New York Municipal Water Finance Authority TECP, 0.23%, 2/08/10	30,000	30,000,000
New York State Housing Finance Agency Service RB Series 2003C VRDN (Credit Locale de France LOC), 0.23%, 2/08/10(a)	35,100	35,100,000
New York State Urban Development Corp. COP Series 2007 ROC-RR-II-R-10011CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), 0.40%, 2/08/10(a)(b)	65,250	65,250,000
New York TOB Asset Securitization Corp. RB Series 2000A, 6.25%, 7/15/10	1,165	1,207,206
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA), 0.20%, 2/01/10(a)	41,315	41,315,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.23%, 2/08/10(a)(b)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	20,795	20,795,000
Troy IDA Civic Facilities RB (Rensselaer Polytechnic Institute Project) Series 2002B VRDN (JPMorgan Chase & Co. LOC), 0.18%, 2/08/10(a)	8,500	8,500,000
Ulster IDA RB (Kingston Regional Senior Living Project) Series 2007C VRDN (Banco Santander LOC, Sovereign Bank FSB LOC, Kingston Regional Senior Corp. Guaranty), 0.15%, 2/08/10(a)	13,880	13,880,000

		552,567,206

North Carolina — 5.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.26%, 2/08/10(a)(b)	17,400	17,400,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.26%, 2/08/10(a)(b)	7,800	7,800,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/01/10(a)	15,900	15,900,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/01/10(a)	42,300	42,300,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	265	265,000
Mecklenburg County GO Series 2009D VRDN, 0.30%, 8/31/10(a)	3,500	3,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	6,960	6,960,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wachovia Bank N.A. LOC), 0.43%, 2/08/10(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	2,715	2,715,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	$2,000	$2,000,000
North Carolina GO Series 2004A MB, 5.00%, 3/01/10	4,000	4,014,075
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.28%, 2/08/10(a)	18,300	18,300,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA), 0.20%, 2/08/10(a)	12,200	12,200,000
North Carolina Medical Care Commission Health Care Facilities RB (Well-Spring Retirement Community Project) Series 2003C VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.28%, 2/08/10(a)	5,205	5,205,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	2,950	2,950,000
North Carolina Medical Care Commission RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA), 0.20%, 2/08/10(a)	5,600	5,600,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	7,000	7,000,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.13%, 2/08/10(a)	49,325	49,325,000
Raleigh RB (7-month Window VRDB Project) Series 2009 VRDN, 0.30%, 8/31/10(a)	2,210	2,210,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	2,470	2,470,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	7,900	7,900,000

		243,014,075

North Dakota — 0.2%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 VRDN (U.S. Bank N.A. SBPA), 0.20%, 2/08/10(a)	10,180	10,180,000

Ohio — 4.0%
Allen County RB (Catholic Healthcare Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.20%, 2/08/10(a)	3,000	3,000,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.19%, 2/08/10(a)	7,065	7,065,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.29%, 2/08/10(a)	4,000	4,000,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty), 0.20%, 2/08/10(a)(b)	700	700,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,400	1,400,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC), 0.21%, 2/08/10(a)	1,650	1,650,000
Green GO Series 2009 BAN, 1.75%, 7/09/10	5,000	5,023,635
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	280	280,000
Lima RB (Lima Memorial Hospital Project) Series VRDN (JPMorgan Chase Bank LOC), 0.20%, 2/08/10(a)	4,000	4,000,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN, 1.00%, 7/22/10	13,500	13,518,784
Lucas County GO (Convention Center Project) Series 2009 BAN, 2.00%, 4/21/10	8,630	8,648,492
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA), 0.20%, 2/08/10(a)	6,400	6,400,000
Ohio GO (Adjustment Common School Project) Series 2006B VRDN, 0.20%, 2/08/10(a)	29,700	29,700,000
Ohio Building Authority RB (Adult Correctional Facility Project) Series 2000 MB, 5.75%, 4/01/10	7,000	7,129,593
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB, 5.00%, 10/01/10	1,480	1,525,104
Ohio GO (Common Schools Project) Series 2007A MB, 5.00%, 6/15/10	2,170	2,206,793
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10(a)	1,000	1,000,000
Ohio Higher Educational Facility Commission RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	1,295	1,295,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.28%, 2/08/10(a)	12,500	12,500,000
Ohio RB (Major New State Infrastructure Project) Series 2004-1 MB, 5.00%, 6/15/10	3,730	3,790,228
Ohio RB (Major New State Infrastruture Project) Series 2002 MB, 5.00%, 6/15/10	400	407,008
Ohio State University RB Series 2005A MB, 5.00%, 6/01/10	1,000	1,015,184
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	18,100	18,100,000
Sidney GO Series 2009 BAN, 1.50%, 6/23/10	1,570	1,573,081
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN, 1.25%, 3/26/10	6,800	6,805,589
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA), 0.20%, 2/08/10(a)	22,950	22,950,000

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), 0.25%, 2/08/10(a)	$10,865	$10,865,000
Vandalia Butler School District GO Series 2009A BAN, 1.50%, 3/01/10	3,750	3,752,144
Vandalia Butler School District GO Series 2009B BAN, 1.50%, 3/01/10	3,000	3,001,720
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN, 1.00%, 10/08/10	4,200	4,213,094

		187,515,449

Oregon — 0.6%
Clackamas County Hospital Facility Authority RB (Mary’s Woods Senior Living Facility Project) Series 2005 VRDN (Sovereign Bank FSB LOC), 0.18%, 2/08/10(a)	10,000	10,000,000
Clackamas County Hospital Facility Authority RB (Willamette Project) Series 2005A-1 VRDN (Banco Santander LOC, Sovereign Bank FSB LOC), 0.18%, 2/08/10(a)	5,000	5,000,000
Lane Community College GO Series 2009 (School Board Guaranty Insurance), 2.50%, 6/15/10	3,985	4,014,880
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10(a)	2,000	2,000,000
Portland RB Series 2007A MB, 5.00%, 6/01/10	7,370	7,478,891

		28,493,771

Pennsylvania — 2.3%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	2,185	2,185,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	6,800	6,800,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wachovia Bank SBPA), 0.21%, 2/01/10(a)	45,000	45,000,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.15%, 2/01/10(a)	1,150	1,150,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC), 0.19%, 2/08/10(a)	3,220	3,220,000
Pennsylvania GO Series 2009 TAN, 1.50%, 6/30/10	10,000	10,049,092
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.17%, 2/08/10(a)	7,140	7,140,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/08/10(a)	6,500	6,500,000
Philadelphia School District GO Series 2008C-1 VRDN (TD Bank N.A. LOC), 0.16%, 2/08/10(a)	26,300	26,300,000

		108,344,092

Rhode Island — 0.2%
Bristol GO Series 2009 BAN, 2.25%, 2/17/10	2,000	2,000,865
East Greenwich Township GO Series 2009 BAN, 2.00%, 4/28/10	7,260	7,281,218

		9,282,083

South Carolina — 2.2%
Beaufort County GO Series 2009 BAN, 1.75%, 3/10/10	20,000	20,022,768
Berkeley County GO Series 2009 BAN, 1.25%, 5/28/10	9,200	9,222,396
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	52,500	52,500,000
Richland County School District No. 2 GO Series 2009 MB (South Carolina School District Insurance), 4.00%, 5/01/10	5,800	5,850,938
Spartanburg Regional Health Services District RB Series 2008-B VRDN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA), 0.21%, 2/08/10(a)	15,125	15,125,000

		102,721,102

Tennessee — 3.4%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	3,100	3,100,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	6,000	6,000,000
Jackson Energy Authority RB Series 2009 VRDN (Bank of America N.A. LOC), 0.25%, 2/08/10(a)	10,425	10,425,000
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB, 6.30%, 8/01/10	3,460	3,557,416
Memphis GO Series 2009 BAN, 2.00%, 5/18/10	5,180	5,201,993
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN, 0.35%, 7/31/10(a)	14,000	14,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Belmont University Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.17%, 2/08/10(a)	4,500	4,500,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.25%, 2/08/10(a)	8,690	8,690,000
Montgomery County Public Building Authority RB Series 2004 VRDN (Bank of America N.A. LOC), 0.21%, 2/08/10(a)	9,900	9,900,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.20%, 2/08/10(a)(b)	69,355	69,355,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility), 0.20%, 2/08/10(a)	22,970	22,970,000

		157,699,409

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas — 9.6%
Austin Water & Wastewater System RB Series 2000 MB, 5.75%, 5/15/10	$1,000	$1,015,073
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(a)	14,900	14,900,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,000	1,000,000
Cypress-Fairbanks ISD GO Municipal Trust Receipts Floaters (School House Project) Series 2002 MB (PSF Insurance, Societe Generale Liquidity Facility), 5.00%, 2/15/10(b)	2,900	2,905,064
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility), 0.19%, 2/08/10(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,800	1,800,000
Fort Worth GO Series 2009, 3.00%, 3/01/10	400	400,755
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Insurance, Morgan Stanley Municipal Funding Liquidity Facility), 0.22%, 2/08/10(a)(b)(c)	8,070	8,070,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wuerttemberg SBPA), 0.25%, 2/08/10(a)	25,820	25,820,000
Harris County RB (Toll Road Project) Series 2009B-2 MB, 2.00%, 2/07/10(a)	7,000	7,055,754
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Guaranty), 0.19%, 2/08/10(a)	4,950	4,950,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	3,940	3,940,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (PSF Guaranty, Citibank N.A. SBPA), 0.19%, 2/08/10(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	3,235	3,235,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	3,270	3,270,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty), 0.48%, 7/23/10(a)	10,000	10,000,000
North East ISD GO Series 2000 SG-143 VRDN (PSF-GTD Insurance, Societe Generale Liquidity Facility), 0.18%, 2/08/10(a)	4,515	4,515,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.19%, 2/08/10(a)	1,500	1,500,000
San Antonio RB Series 2001 MB, 5.50%, 2/01/10	3,810	3,810,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility), 0.19%, 2/08/10(a)	7,650	7,650,000
Texas Mun Gas Acquisition & Supply, 0.20%, 2/08/10(a)	36,650	36,650,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility), 0.40%, 2/08/10(a)(b)	44,400	44,400,000
Texas RB Series 2009 TRAN, 2.50%, 8/31/10	225,000	227,636,758
Texas State Transportation Commission RB Series 2007, 5.00%, 4/01/10	1,615	1,626,844
University of Texas TECP, 0.38%, 2/24/10	8,171	8,171,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)(c)	3,450	3,450,000

		445,891,248

Utah — 0.7%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo & Co. SBPA), 0.18%, 2/08/10(a)	32,150	32,150,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC), 0.21%, 2/01/10(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.20%, 2/08/10(a)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.18%, 2/08/10(a)	3,700	3,700,000

		11,530,000

Virginia — 0.7%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	2,510	2,510,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/08/10(a)	2,150	2,150,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC), 0.20%, 2/08/10(a)	2,760	2,760,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wachovia Bank N.A. LOC), 0.21%, 2/01/10(a)	3,900	3,900,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.20%, 2/01/10(a)	8,100	8,100,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wachovia Bank N.A. SBPA), 0.21%, 2/01/10(a)	4,000	4,000,000

32	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (concluded)
Virginia Port Authority RB Series 2009 BAN, 2.00%, 5/18/10	$10,200	$10,244,890

		33,664,890

Washington — 1.1%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	3,370	3,370,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA), 0.25%, 2/08/10(a)	4,000	4,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.22%, 2/01/10(a)	20,000	20,000,000
Washington Housing Finance Commission RB (Judson Park Project) Series 2007 VRDN (Banco Santander LOC, Sovereign Bank FSB LOC), 0.18%, 2/08/10(a)	7,500	7,500,000
Washington Public Power RB (Public Power Supply Nuclear Project) Series 1993A-1 VRDN (Bank of America LOC), 0.15%, 2/08/10(a)	11,340	11,340,000

		50,135,000

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC), 0.18%, 2/08/10(a)	8,000	8,000,000

Wisconsin — 3.3%
Wisconsin GO TECP:
0.30%, 3/04/10	53,000	53,000,000
0.30%, 4/06/10	28,646	28,646,000
0.35%, 4/08/10	25,000	25,000,000
0.42%, 4/09/10	10,590	10,590,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Project) Series 2002 MB, 0.60%, 9/05/10(a)	8,260	8,260,000
Wisconsin RB Series 2009 BAN, 2.50%, 6/15/10	29,000	29,214,079

		154,710,079

Total Investments (Cost $4,632,205,869*) — 99.3%		4,632,205,869
Other Assets Less Liabilities — 0.7%		33,719,906

Net Assets — 100.0%		$4,665,925,775

*	Aggregate cost for federal income tax purpose is $4,632,214,998.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$4,632,205,869
Level 3	—

Total	$4,632,205,869

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	33

Schedule of Investments January 31, 2010 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 97.0%
Acalanes Union High School District GO Series 2009A BAN, 3.25%, 4/01/10	$825	$828,171
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC), 0.29%, 2/08/10(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M VRDN (Bank of Nova Scotia LOC), 0.27%, 2/08/10(a)	1,500	1,500,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. SBPA), 0.17%, 2/08/10(a)	6,600	6,600,000
Berkeley Unified School District GO Series 2009 TRAN, 1.75%, 11/23/10	2,400	2,425,480
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN, 2.00%, 6/30/10	6,000	6,035,809
California Communities Note Program RB Series 2009 TRAN, 2.00%, 6/30/10	3,100	3,114,419
California Community College Financing Authority RB Series 2009A TRAN (GO of District), 2.00%, 6/30/10	7,400	7,431,379
California Department of Water Resources Power Supply RB Series 2002B-3 VRDN (Bank of New York LOC), 0.17%, 2/01/10(a)	6,290	6,290,000
California Department of Water Resources Power Supply RB Series 2002B-6 VRDN (State Street Bank & Trust Co. LOC), 0.15%, 2/08/10(a)	16,700	16,700,000
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA), 0.24%, 2/08/10(a)	5,700	5,700,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA), 0.22%, 2/08/10(a)	3,075	3,075,000
California Department of Water Resources Power Supply RB Series 2005G-2 VRDN (Lloyds Banking Group Plc LOC), 0.15%, 2/08/10(a)	1,000	1,000,000
California Department of Water Resources Power Supply RB Series 2008I-1 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty), 0.21%, 2/01/10(a)	4,800	4,800,000
California Educational Facilities Authority GO (Stanford University Project) Series 2009S-3 TECP, 0.40%, 7/14/10	2,800	2,800,000
California Educational Facilities Authority RB (Loyola Marymount University Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.30%, 2/08/10(a)	1,900	1,900,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, California Teacher’s Retirement System LOC), 0.19%, 2/01/10(a)	2,200	2,200,000
California GO (Daily Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC), 0.18%, 2/01/10(a)	3,500	3,500,000
California GO Municipal Trust Receipts Floaters Series 2003A-2 VRDN (Bank of Montreal LOC), 0.18%, 2/01/10(a)(b)	5,600	5,600,000
California GO Municipal Trust Receipts Floaters Series 2003A-3 VRDN (Bank of Montreal LOC), 0.20%, 2/01/10(a)(b)	8,400	8,400,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	10,100	10,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	13,100	13,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.27%, 2/08/10(a)(b)	1,300	1,300,000
California GO Series 2000 MB, 5.75%, 3/01/10	1,000	1,014,134
California GO Series 2005B-6 VRDN (KBC Bank N.V. LOC), 0.20%, 2/01/10(a)	5,600	5,600,000
California GO SPEARS Series 2007DB-457 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.17%, 2/08/10(a)(b)	2,600	2,600,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wachovia Bank N.A. LOC), 0.18%, 2/01/10(a)	8,900	8,900,000
California Housing Finance Agency Multi-Family Housing RB Series 2005A VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.15%, 2/08/10(a)	20	20,000
California Housing Finance Agency Multi-Family Housing RB Series 2008A-3 VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.15%, 2/08/10(a)	1,900	1,900,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.21%, 2/01/10(a)	8,070	8,070,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 2/08/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2007A-2 MB, 0.50%, 4/01/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Jewish Community Center Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.18%, 2/01/10(a)	7,480	7,480,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10(a)	3,800	3,800,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.70%, 2/08/10(a)	3,500	3,500,000
California Pollution Control Financing Authority PCRB TECP, 0.20%, 2/05/10	16,900	16,900,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN, 2.50%, 7/01/10	15,000	15,116,375
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.70%, 2/08/10(a)	5,615	5,615,000

34	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC), 0.30%, 2/08/10(a)	$5,300	$5,300,000
California Statewide Communities Development Authority RB (North Peninsula Jewish Campus Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.18%, 2/01/10(a)	5,100	5,100,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.40%, 2/08/10(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, BHAC-CR Insurance), 0.20%, 2/08/10(a)(b)	4,300	4,300,000
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA), 0.13%, 2/08/10(a)	5,900	5,900,000
California Statewide Communities Development Authority TECP, 0.20%, 2/04/10	4,750	4,750,000
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,420	5,420,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	7,355	7,355,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2009A-1 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	7,200	7,200,000
East Bay Municipal Utility District Water System RB Series 2009A-2 VRDN (Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	4,925	4,925,000
East Bay Municipal Utility District Water System Series 2009 TECP:
0.35%, 2/08/10-3/10/10	16,200	16,200,000
0.32%, 3/29/10	3,600	3,600,000
Eastern Municipal Water District Water & Sewer RB Series 2008C VRDN (JPMorgan Chase Bank Liquidity Facility), 0.15%, 2/08/10(a)	14,000	14,000,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.60%, 2/08/10(a)	3,900	3,900,000
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2009 BAN, 2.50%, 5/01/10	4,900	4,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.27%, 2/08/10(a)(b)	28,000	28,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 VRDN (State Street Bank & Trust Co. LOC), 0.20%, 2/08/10(a)	385	385,000
Livermore COP Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty), 0.32%, 2/08/10(a)	7,000	7,000,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2009A-2 VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/01/10(a)	4,700	4,700,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	5,300	5,300,000
Los Angeles County Schools RB Series 2009A TRAN (GO of Participants), 2.50%, 6/30/10	4,100	4,127,373
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC Bank USA SBPA, CaLSTRS SBPA, CaLPERS SBPA), 0.13%, 2/08/10(a)	4,710	4,710,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.20%, 2/08/10(a)	6,700	6,700,000
Los Angeles Department of Water & Power RB Series 2001B-5 VRDN (Bank of America N.A. SBPA), 0.22%, 2/08/10(a)	20,000	20,000,000
Los Angeles GO Series 2009 TRAN, 2.50%, 4/28/10-6/30/10	19,600	19,730,626
Los Angeles Unified School District GO Series 2009A TRAN, 2.00%, 8/12/10	9,000	9,064,895
Los Angeles Unified School District GO Series 2010A COP, 1.00%, 4/28/10	1,400	1,406,142
Metropolitan Water District of Southern California Waterworks RB Series 2001C-1 VRDN (Lloyds TBS Bank Plc SBPA), 0.15%, 2/01/10(a)	5,000	5,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA), 0.16%, 2/08/10(a)	11,080	11,080,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.20%, 2/08/10(a)	2,100	2,100,000
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A VRDN (U.S. Bank N.A. LOC), 0.20%, 2/08/10(a)	3,000	3,000,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.22%, 2/08/10(a)	10,000	10,000,000
Orange County Sanitation District COP Series 2009 ROC-RR-II-R-11736 VRDN (Citibank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	2,400	2,400,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	35

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
Orange County Water District COP Series 2009 ROC-RR-II-R-11782-1 VRDN (Citibank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	$4,100	$4,100,000
Pittsburg Unified School District GO Series 2010 TAN, 2.00%, 2/01/11	1,900	1,920,254
Richmond Wastewater RB Series 2008A VRDN (Union Bank of California N.A. LOC), 0.20%, 2/08/10(a)	4,000	4,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009A VRDN (Barclays Bank Plc Liquidity Facility), 0.18%, 2/08/10(a)	700	700,000
San Bernardino Tax & Revenue Anticipation Notes Series 2009 MB, 2.00%, 6/30/10	5,000	5,032,522
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA), 0.20%, 2/08/10(a)	6,900	6,900,000
San Francisco City & County Airports Commission RB Series 2009B Mandatory Put, 0.75%, 9/15/10(a)	4,000	4,001,540
San Francisco County Transportation GO Series 2009B TECP (Landesbank Baden-Wuerttemberg Liquidity Facility), 0.28%, 2/04/10	6,250	6,250,000
San Mateo Foster School District GO 2009 BAN, 1.75%, 3/01/10	3,200	3,202,607
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Municipal Guaranty Corp., PB Capital Corp. Liquidity Facility), 0.20%, 2/08/10(a)(b)	4,135	4,135,000
Santa Clara County GO Series 2009 TRAN, 2.00%, 6/30/10	4,300	4,326,179
Santa Clara Unified School District GO Series 2009 TRAN, 1.50%, 6/30/10	2,500	2,510,970
Santa Monica-Malibu Unified School District GO Series 2009 BAN, 2.00%, 7/30/10	2,100	2,115,403
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,360	5,360,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 VRDN (Assured Municipal Guaranty Corp., U.S. Bank N.A. Liquidity Facility), 0.18%, 2/08/10(a)(b)	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/01/10(a)(b)	2,905	2,905,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 VRDN (Assured Municipal Guaranty Corp., Citigroup Financial Products Liquidity Facility), 0.22%, 2/08/10(a)(b)	5,840	5,840,000

		512,569,278

Puerto Rico — 3.1%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.20%, 2/08/10(a)	10,000	10,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Municipal Guaranty Corp., Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.20%, 2/08/10(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 VRDN (Assured Municipal Guaranty Corp., JPMorgan Chase Bank Liquidity Facility), 0.95%, 2/08/10(a)(b)	3,600	3,600,000

		16,425,000

Total Investments (Cost $528,994,278*) — 100.1%		528,994,278
Liabilities in Excess of Other Assets — (0.1)%		(669,566)

Net Assets — 100.0%		$528,324,712

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$528,994,278
Level 3	—

Total	$528,994,278

[1]	See above Schedule of Investments for values in the state or political subdivision.

36	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.8%
Arlington Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 2.25%, 8/20/10	$416	$418,645
Bayport-Blue Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/30/10	1,566	1,570,904
Beekmantown Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 5/07/10	835	836,182
Central Islip Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 9/15/10	1,175	1,180,049
Central Islip Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	4,375	4,389,237
Chautauqua County IDA RB (Dunkirk Power Project) Series 2009 VRDN (Bank of America N.A. LOC), 0.17%, 2/08/10(a)	3,100	3,100,000
Clarence GO Series 2009 BAN, 1.25%, 7/29/10	850	852,511
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC), 0.49%, 2/08/10(a)	2,390	2,390,000
Erie County Fiscal Stability Authority RB Series 2009A BAN, 2.00%, 5/19/10	6,000	6,019,172
Erie County Fiscal Stability Authority RB Series 2009B BAN, 1.25%, 7/30/10	2,155	2,162,170
Grand Island GO Series 2009 BAN, 1.25%, 10/21/10	1,118	1,122,141
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 6/18/10	2,185	2,191,102
Harborfields Central School District GO Series 2009 TAN, 2.00%, 6/25/10	2,900	2,916,856
Harrison Village GO Series 2009 BAN, 1.25%, 12/23/10	575	576,915
Huntington GO (Public Improvement Project) Series 2009 MB, 3.00%, 6/15/10	155	156,428
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 6/25/10	1,270	1,270,105
Irvington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.75%, 6/18/10	700	702,237
Levittown Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 7/16/10	1,055	1,058,787
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 VRDN (Branch Banking & Trust Co. Liquidity Facility), 0.18%, 2/08/10(a)(b)	10,745	10,745,000
Lindenhurst Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 7/08/10	925	928,835
Metropolitan Transportation Authority RB Series 2008B-2 VRDN (BNP Paribas LOC), 0.20%, 2/08/10(a)	4,000	4,000,000
Middletown City School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.50%, 8/26/10	2,537	2,549,315
Miller Place Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	815	818,309
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC), 0.19%, 2/08/10(a)	2,215	2,215,000
Mount Sinai Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.75%, 6/30/10	2,000	2,008,915
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. Guaranty, Liquidity Facility), 0.18%, 2/08/10(a)(b)	7,225	7,225,000
New York City GO Series 1993E-4 VRDN (Fortis Bank S.A./N.V. LOC), 0.17%, 2/01/10(a)	9,600	9,600,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.20%, 2/08/10(a)	3,975	3,975,000
New York City GO Series 2001A-6 VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.21%, 2/01/10(a)	7,185	7,185,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.20%, 2/08/10(a)	4,070	4,070,000
New York City GO Series 2003 ROC-II-R-251A VRDN (Citigroup Global Markets Guaranty, Citigroup Global Markets Liquidity Facility), 0.21%, 2/08/10(a)(b)	6,500	6,500,000
New York City GO Series 2004H-1 VRDN (Bank of New York LOC), 0.21%, 2/01/10(a)	1,700	1,700,000
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC), 0.17%, 2/08/10(a)	2,300	2,300,000
New York City GO Series 2006H-2 VRDN (Dexia Credit Local LOC), 0.20%, 2/01/10(a)	2,600	2,600,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local Liquidity Facility), 0.19%, 2/01/10(a)	5,500	5,500,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA), 0.18%, 2/01/10(a)	15,175	15,175,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility), 0.19%, 2/08/10(a)(b)	5,170	5,170,000
New York City Health & Hospital Corp. RB Series 2008B VRDN (TD Bank N.A. LOC), 0.17%, 2/08/10(a)	5,800	5,800,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009L MB, 0.40%, 12/17/10(a)	625	625,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009M MB, 0.55%, 10/01/10(a)	1,200	1,200,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC), 0.20%, 2/08/10(a)	1,845	1,845,000
New York City Industrial Development Agency RB (Liberty-FC Hanson Office Project) Series 2004 VRDN (Lloyds Banking Group Plc LOC), 0.20%, 2/08/10(a)	9,500	9,500,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wachovia Bank N.A. SBPA), 0.14%, 2/08/10(a)	200	200,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	37

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Municipal Water Finance Authority RB Series 2003F-1B VRDN (U.S. Bank N.A. SBPA), 0.20%, 2/08/10(a)	$4,000	$4,000,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility), 0.21%, 2/08/10(a)(b)	3,900	3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA), 0.19%, 2/01/10(a)	5,800	5,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (Fortis Bank S.A./N.V. SBPA), 0.18%, 2/01/10(a)	8,000	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA), 0.18%, 2/01/10(a)	400	400,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2008BB-2 VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.19%, 2/01/10(a)	2,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility), 0.19%, 2/08/10(a)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.17%, 2/08/10(a)	4,350	4,350,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA), 0.18%, 2/08/10(a)	2,700	2,700,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 VRDN (Bank of New York SBPA), 0.18%, 2/08/10(a)	3,300	3,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Wachovia Bank N.A. SBPA), 0.18%, 2/01/10(a)	1,300	1,300,000
New York City Transitional Finance Authority RB Series 2002-2B VRDN (Dexia Credit Local Liquidity Facility), 0.23%, 2/08/10(a)	13,100	13,100,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC), 0.16%, 2/08/10(a)	1,500	1,500,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.16%, 2/08/10(a)	1,200	1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 VRDN (HSBC Bank USA N.A. SPBA), 0.16%, 2/08/10(a)	5,400	5,400,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F VRDN (JPMorgan Chase Bank SBPA), 0.16%, 2/08/10(a)	9,890	9,890,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.17%, 2/08/10(a)	7,295	7,295,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC), 0.16%, 2/08/10(a)	4,000	4,000,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility), 0.25%, 2/08/10(a)(b)	2,000	2,000,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters Series 2009-3011 VRDN (FHA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), 0.20%, 2/08/10(a)(b)	1,500	1,500,000
New York Dormitory Authority RB PUTTERS Series 2008-3280 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.20%, 2/08/10(a)(b)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B VRDN (JPMorgan Chase Bank LOC), 0.18%, 2/08/10(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 2/08/10(a)	3,800	3,800,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	5,800	5,800,000
New York Housing Finance Agency RB Series 2003M1 VRDN (Bank of America N.A. LOC), 0.18%, 2/08/10(a)	12,000	12,000,000
New York Local Government Assistance Corp. RB Series 1995C VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.16%, 2/08/10(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F VRDN (Toronto Dominion LOC), 0.20%, 2/08/10(a)	2,400	2,400,000
New York Power Authority Series 2009 TECP, 0.50%, 2/01/10	2,400	2,400,000
New York State Housing Finance Agency RB Series 2009 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 2/08/10(a)	6,000	6,000,000
New York Urban Development Corp. RB (Service Contract Project) Series 2008A-5 VRDN (TD Banknorth N.A. LOC), 0.20%, 2/08/10(a)	2,300	2,300,000
Newburgh City School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.25%, 7/30/10	3,725	3,738,722
North Hempstead GO (Public Improvement Project) Series 2009 MB, 2.50%, 6/01/10	480	482,664
North Shore Central School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/23/10	825	827,425

38	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC), 0.49%, 2/08/10(a)	$575	$575,000
Peekskill City School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.75%, 8/27/10	876	879,189
Pleasantville Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance), 1.25%, 5/04/10	4,500	4,508,802
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Liquidity Facility), 0.22%, 2/08/10(a)(b)	1,000	1,000,000
Port Jefferson Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	1,550	1,555,368
Port Washington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 2.00%, 6/23/10	3,035	3,053,249
Ramapo GO Series 2009 BAN, 1.50%, 12/15/10	775	781,709
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/08/10(a)	1,200	1,200,000
Rockland County Industrial Development Agency RB (Dominican College Project) Series 2004A VRDN (TD Bank N.A. LOC), 0.18%, 2/08/10(a)	7,300	7,300,000
Rocky Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	900	903,321
Sachem Central School District of Holbrook GO Series 2009 (State Aid Withholding Insurance):
2.50%, 6/23/10	6,600	6,652,452
2.00%, 8/27/10	1,625	1,638,750
Sag Harbor Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.50%, 6/30/10	1,560	1,564,440
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B VRDN (KeyBank N.A. LOC), 0.34%, 2/08/10(a)	2,195	2,195,000
Shenendehowa Central School District GO Series 2009 BAN, 1.40%, 6/25/10	1,600	1,600,133
Tarrytown GO Series 2009C BAN, 1.25%, 11/12/10	2,227	2,239,947
Triborough Bridge & Tunnel Authority RB Municipal Securities Trust Receipts Floaters Series 2008SGC-54 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.16%, 2/08/10(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA), 0.19%, 2/08/10(a)	3,900	3,900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.23%, 2/08/10(a)	4,830	4,830,000
Vestal GO Series 2009 BAN, 1.75%, 5/21/10	2,000	2,004,909
Wallkill Center School District GO Series 2009 BAN, 2.00%, 8/13/10	1,600	1,606,770
Westchester County GO Series 2009C BAN, 1.00%, 4/28/10	1,225	1,225,862
Westhampton Beach Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance), 1.25%, 6/30/10	870	872,118

Total Investments (Cost $338,049,645*) — 99.8%		$338,049,645
Other Assets Less Liabilities — 0.2%		617,541

Net Assets — 100.0%		$338,667,186

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$338,049,645
Level 3	—

Total	$338,049,645

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2010	39

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Liquidity Funds

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds
Date: March 19, 2010